UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: May 1, 2018 – July 31, 2018

Item 1. Schedule of Investments.

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

July 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (27.88%)
Argentina (0.12%)
Adecoagro SA(a)	50,405	$423,402
YPF SA, Sponsored ADR	23,632	392,291
		815,693

Australia (1.73%)
BHP Billiton, Ltd.	5,330	138,043
BlueScope Steel, Ltd.	5,591	73,357
Costa Group Holdings, Ltd.	27,028	158,033
Evolution Mining, Ltd.	60,042	124,457
Fortescue Metals Group, Ltd.	516,187	1,675,901
GrainCorp, Ltd., Class A	85,256	469,357
Iluka Resources, Ltd.	72,613	617,703
Incitec Pivot, Ltd.	328,759	925,714
Independence Group NL	176,712	590,797
Mineral Resources, Ltd.	110,905	1,363,669
Newcrest Mining, Ltd.	14,634	235,169
Northern Star Resources, Ltd.	33,259	177,910
Nufarm, Ltd.	95,715	508,447
Oil Search, Ltd.	5,201	34,699
OZ Minerals, Ltd.	133,936	944,329
Regis Resources, Ltd.	103,202	341,966
Santos, Ltd.(a)	7,201	34,133
Saracen Mineral Holdings, Ltd.	17,216	23,982
South32, Ltd.	667,525	1,770,497
St Barbara, Ltd.	40,733	124,682
Syrah Resources, Ltd.(a)	25,375	56,746
Washington H Soul Pattinson & Co., Ltd.	1,740	28,207
Western Areas, Ltd.	156,235	376,083
Whitehaven Coal, Ltd.	165,006	665,671
Woodside Petroleum, Ltd.	18,740	503,173
		11,962,725

Austria (0.07%)
OMV AG	2,563	144,937
voestalpine AG	6,748	338,278
		483,215

Brazil (0.54%)
BRF SA, ADR(a)	86,746	526,548
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	112,065	750,836
Gerdau SA, Sponsored ADR	144,950	637,780
Petroleo Brasileiro SA, Sponsored ADR(a)	40,370	473,540
Vale SA, Sponsored ADR(a)	91,554	1,342,181
		3,730,885

Canada (5.75%)
Advantage Oil & Gas, Ltd.(a)	121,300	419,610
Agnico Eagle Mines, Ltd.	24,705	1,034,645
Alamos Gold, Inc., Class A	77,087	418,582
ARC Resources, Ltd.	130,687	1,552,151
Barrick Gold Corp.	68,228	763,471

	Shares	Value (Note 2)
Canada (continued)
Baytex Energy Corp.(a)	57,800	$179,507
Birchcliff Energy, Ltd.	146,500	579,986
Cameco Corp.	45,059	486,637
Canadian Energy Services & Technology Corp.	32,100	110,302
Canadian Natural Resources, Ltd.	34,232	1,254,260
Canadian Solar, Inc.(a)	19,387	261,337
Cenovus Energy, Inc.	117,900	1,182,761
Centerra Gold, Inc.(a)	111,400	506,111
Crescent Point Energy Corp.	237,778	1,621,318
Detour Gold Corp.(a)	100,100	986,495
Encana Corp.	48,622	653,480
Enerflex, Ltd.	14,300	161,924
Enerplus Corp.	75,800	988,835
First Quantum Minerals, Ltd.	4,500	70,189
Fortuna Silver Mines, Inc.(a)	92,452	505,712
Franco-Nevada Corp.	10,944	801,648
Freehold Royalties, Ltd.	26,200	247,328
Goldcorp, Inc.	21,802	272,525
Hudbay Minerals, Inc.	81,900	426,231
Husky Energy, Inc.	69,713	1,185,418
IAMGOLD Corp.(a)	143,848	791,164
Imperial Oil, Ltd.	30,900	1,058,227
Ivanhoe Mines, Ltd., Class A(a)	113,800	226,576
Kelt Exploration, Ltd.(a)	64,000	489,034
Kinross Gold Corp.(a)	256,420	923,112
Kirkland Lake Gold, Ltd.	10,900	238,219
Lundin Mining Corp.	191,300	1,058,815
MEG Energy Corp.(a)	39,500	257,493
New Gold, Inc.(a)	96,927	121,159
Nutrien, Ltd.	10,841	587,691
NuVista Energy, Ltd.(a)	38,600	249,549
OceanaGold Corp.	197,000	605,758
Osisko Gold Royalties, Ltd.	29,369	278,823
Pan American Silver Corp.	66,628	1,097,363
Paramount Resources, Ltd., Class A	15,300	171,718
Parex Resources, Inc.(a)	43,000	758,950
Peyto Exploration & Development Corp.	177,700	1,464,384
PrairieSky Royalty, Ltd.	21,436	406,688
Precision Drilling Corp.(a)	89,606	325,270
Pretium Resources, Inc.(a)	23,652	193,946
Raging River Exploration, Inc.(a)	147,000	621,517
Sandstorm Gold, Ltd.(a)	83,620	371,273
Secure Energy Services, Inc.	42,200	255,630
Seven Generations Energy, Ltd., Class A(a)	111,000	1,267,986
SSR Mining, Inc.(a)	87,262	908,397
Suncor Energy, Inc.	37,800	1,591,794
Teck Resources, Ltd., Class B	42,959	1,118,223
TORC Oil & Gas, Ltd.	87,800	513,632
Torex Gold Resources, Inc.(a)	22,700	167,696
Tourmaline Oil Corp.	48,800	964,108
Trican Well Service, Ltd.(a)	96,300	202,838
Turquoise Hill Resources, Ltd.(a)	121,860	337,552
Vermilion Energy, Inc.	41,548	1,430,234
Wheaton Precious Metals Corp.	37,844	792,832
Whitecap Resources, Inc.	163,800	1,081,633

	Shares	Value (Note 2)
Canada (continued)
Yamana Gold, Inc.	44,266	$141,209
		39,740,956

Chile (0.27%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	38,571	1,861,822

China (0.16%)
CNOOC, Ltd., Sponsored ADR	3,577	600,936
JinkoSolar Holding Co., Ltd., ADR(a)	5,556	77,062
PetroChina Co., Ltd., ADR	5,807	440,519
		1,118,517

Colombia (0.14%)
Ecopetrol SA, Sponsored ADR	44,505	951,072

Denmark (0.14%)
FLSmidth & Co. A/S	7,311	481,163
Vestas Wind Systems A/S	7,588	489,510
		970,673

Faroe Islands (0.14%)
Bakkafrost P/F	15,902	977,712

Finland (0.17%)
Outokumpu OYJ	122,451	830,492
Outotec OYJ(a)	43,438	357,388
		1,187,880

France (0.02%)
TOTAL SA, Sponsored ADR	1,906	124,367

Germany (0.30%)
K+S AG	47,872	1,264,570
Nordex SE(a)	24,833	278,711
Salzgitter AG	10,429	515,855
		2,059,136

Great Britain (1.31%)
Anglo American PLC	18,446	419,534
Antofagasta PLC	16,474	216,878
BP PLC, Sponsored ADR	29,968	1,351,257
CNH Industrial N.V.	60,342	707,208
Ensco PLC, Class A	14,961	111,160
FMC Technologies, Inc.	28,201	917,943
John Wood Group PLC	37,393	318,923
Kazakhmys PLC(a)	31,933	354,758
Petrofac, Ltd.	12,709	102,323
Rio Tinto PLC, Sponsored ADR	30,241	1,678,375
Royal Dutch Shell PLC, Class A, Sponsored ADR	3,991	272,864
Royal Dutch Shell PLC, Class B	6,862	240,615
Subsea 7 SA	72,925	1,057,221
Tullow Oil PLC(a)	35,921	106,791
United Utilities Group PLC	129,470	1,222,180
		9,078,030
	Shares	Value (Note 2)
India (0.09%)
Vedanta Resources PLC	41,024	$441,539
Vedanta, Ltd., ADR	15,717	202,906
		644,445

Israel (0.03%)
SolarEdge Technologies, Inc.(a)	3,393	180,678
Tower Semiconductor, Ltd.(a)	1	11
		180,689

Italy (0.05%)
Eni SpA, Sponsored ADR	8,929	345,195

Japan (1.89%)
Daido Steel Co., Ltd.	6,200	305,523
GS Yuasa Corp.	108,000	503,224
Hitachi Metals, Ltd.	48,800	527,214
Inpex Corp.	143,333	1,577,348
Japan Petroleum Exploration Co., Ltd.	19,200	456,068
JFE Holdings, Inc.	29,300	593,652
Kobe Steel, Ltd.	60,200	590,613
Kubota Corp.	101,900	1,703,724
Kurita Water Industries, Ltd.	18,016	525,262
Maruichi Steel Tube, Ltd.	16,300	560,511
Megmilk Snow Brand Co., Ltd.	6,000	149,336
Mitsubishi Materials Corp.	45,300	1,284,273
Nippon Light Metal Holdings Co., Ltd.	39,000	87,895
Nippon Suisan Kaisha, Ltd.	129,600	636,323
Nisshin Steel Co., Ltd.	29,000	406,931
OSAKA Titanium Technologies Co., Ltd.	3,700	53,276
Pacific Metals Co., Ltd.(a)	2,900	83,383
Sakata Seed Corp.	15,600	583,178
Sumitomo Forestry Co., Ltd.	20,659	336,449
Sumitomo Metal Mining Co., Ltd.	3,200	114,904
Toho Titanium Co., Ltd.	12,700	139,022
Toho Zinc Co., Ltd.	13,600	502,938
Tokyo Steel Manufacturing Co., Ltd.	73,400	628,214
UACJ Corp.	11,100	240,534
Yamato Kogyo Co., Ltd.	14,400	448,169
		13,037,964

Jersey (0.23%)
Randgold Resources, Ltd., ADR	21,129	1,560,377

Luxembourg (0.16%)
APERAM SA	9,087	429,073
ArcelorMittal	5,056	162,675
Tenaris SA, ADR	1,915	70,357
Ternium SA, Sponsored ADR	12,748	462,116
		1,124,221

Mexico (0.26%)
Grupo Mexico SAB de CV, Series B	397,683	1,251,871
Industrias Penoles SAB de CV	30,177	511,646
		1,763,517

Monaco (0.03%)
Endeavour Mining Corp.(a)	12,800	234,185

	Shares	Value (Note 2)
Netherlands (0.25%)
Core Laboratories N.V.	859	$96,311
Frank's International N.V.	41,457	349,483
Fugro N.V.(a)	27,192	392,216
OCI N.V.(a)	15,679	474,123
SBM Offshore N.V.	27,872	432,987
		1,745,120

Norway (1.51%)
Aker BP ASA	15,889	568,031
Aker Solutions ASA(a)(b)	35,369	241,961
DNO ASA(a)	266,580	564,591
Equinor ASA	13,020	345,746
Leroy Seafood Group ASA	124,475	979,117
Marine Harvest ASA	90,371	1,976,016
Norsk Hydro ASA	96,822	551,970
Petroleum Geo-Services ASA(a)	83,795	409,182
Salmar ASA	16,124	822,741
TGS NOPEC Geophysical Co. ASA	21,048	802,527
Yara International ASA	72,477	3,197,939
		10,459,821

Peru (0.05%)
Cia de Minas Buenaventura SAA, ADR	17,919	246,207
Southern Copper Corp.	2,086	102,965
		349,172

Singapore (0.16%)
Sembcorp Marine, Ltd.	61,200	82,268
Wilmar International, Ltd.	445,761	1,024,889
		1,107,157

South Africa (0.50%)
African Rainbow Minerals, Ltd.	34,920	301,053
AngloGold Ashanti, Ltd., Sponsored ADR	53,639	476,851
Exxaro Resources, Ltd.	59,833	588,447
Gold Fields, Ltd., Sponsored ADR	347,893	1,301,120
Impala Platinum Holdings, Ltd.(a)	196,877	291,409
Kumba Iron Ore, Ltd.	15,133	334,104
Sasol, Ltd.	2,449	96,379
Sibanye Gold, Ltd., Sponsored ADR	17,641	44,455
		3,433,818

South Korea (0.04%)
POSCO, Sponsored ADR	3,761	275,869

Spain (0.06%)
Acerinox SA	27,354	395,832

Sweden (0.57%)
Boliden AB	61,249	1,825,012
Holmen AB, B Shares	19,366	431,415
Lundin Petroleum AB	12,829	423,259
SSAB AB, A Shares	260,259	1,283,099
		3,962,785

Switzerland (0.17%)
Bucher Industries AG	280	91,000
	Shares	Value (Note 2)
Switzerland (continued)
Ferrexpo PLC	135,944	$348,124
Glencore PLC(a)	46,220	202,928
Noble Corp. PLC(a)	74,500	435,080
Weatherford International PLC(a)	20,498	69,488
		1,146,620

United States (10.97%)
AGCO Corp.	24,213	1,525,903
AK Steel Holding Corp.(a)	135,146	625,726
Alcoa Corp.(a)	10,361	448,320
Allegheny Technologies, Inc.(a)	2,903	80,703
American States Water Co.	6,377	383,385
American Water Works Co., Inc.	1,372	121,079
Andersons, Inc.	11,781	415,280
Antero Resources Corp.(a)	34,762	714,011
Apache Corp.	13,871	638,066
Aqua America, Inc.	27,724	1,024,125
Archer-Daniels-Midland Co.	20,259	977,699
Baker Hughes a GE Co.	13,729	474,749
Basic Energy Services, Inc.(a)	8,220	92,722
Bonanza Creek Energy, Inc.(a)	9,572	356,078
Bristow Group, Inc.	13,094	183,054
Bunge, Ltd.	24,207	1,673,429
C&J Energy Services, Inc.(a)	15,972	371,509
Cabot Oil & Gas Corp.	18,573	436,466
California Resources Corp.(a)	12,276	446,969
California Water Service Group	4,609	189,430
Callon Petroleum Co.(a)	90,516	973,952
Cal-Maine Foods, Inc.	29,240	1,315,800
Carpenter Technology Corp.	11,547	632,429
Centennial Resource Development, Inc., Class A(a)	31,798	571,092
Century Aluminum Co.(a)	18,820	241,084
CF Industries Holdings, Inc.	34,478	1,531,513
Chesapeake Energy Corp.(a)	11,489	54,228
Chevron Corp.	5,300	669,231
Cimarex Energy Co.	3,966	391,048
Cliffs Natural Resources, Inc.(a)	42,406	457,561
Coeur Mining, Inc.	6,101	42,707
Compass Minerals International, Inc.	11,567	784,821
Concho Resources, Inc.(a)	12,946	1,888,173
ConocoPhillips	6,841	493,715
CONSOL Energy, Inc.(a)	13,252	215,743
Continental Resources, Inc.(a)	14,530	928,031
Darling Ingredients, Inc.(a)	39,609	795,745
Deere & Co.	8,487	1,228,833
Devon Energy Corp.	23,480	1,056,835
Diamond Offshore Drilling, Inc.(a)	31,745	609,504
Diamondback Energy, Inc.	1,730	228,274
Dril-Quip, Inc.(a)	5,399	278,318
Energen Corp.(a)	14,048	1,042,081
Energy Recovery, Inc.(a)	41,392	334,861
EOG Resources, Inc.	7,304	941,778
EQT Corp.	7,871	391,031
Exterran Corp.(a)	4,841	134,193
Extraction Oil & Gas, Inc.(a)	27,255	412,096
Exxon Mobil Corp.	18,236	1,486,416
First Solar, Inc.(a)	6,824	357,236
FMC Corp.	8,636	776,204

	Shares	Value (Note 2)
United States (continued)
Forum Energy Technologies, Inc.(a)	14,276	$187,729
Freeport-McMoRan, Inc.	64,970	1,072,005
Fresh Del Monte Produce, Inc.	9,031	327,825
Gulfport Energy Corp.(a)	35,874	412,910
Halcon Resources Corp.(a)	103,746	405,647
Halliburton Co.	564	23,925
Harsco Corp.(a)	20,191	511,842
Hecla Mining Co.	220,194	704,621
Helix Energy Solutions Group, Inc.(a)	35,512	355,475
Helmerich & Payne, Inc.	4,326	265,400
Hess Corp.	1,505	98,773
HollyFrontier Corp.	28,340	2,113,596
Ingredion, Inc.	15,601	1,580,381
Jagged Peak Energy, Inc.(a)	27,129	387,945
Kinder Morgan, Inc.	5,763	102,466
Kosmos Energy, Ltd.(a)	71,459	541,659
Laredo Petroleum, Inc.(a)	87,292	813,561
Linn Energy, Inc.(a)	2,353	97,885
Marathon Oil Corp.	8,340	176,141
Marathon Petroleum Corp.	31,343	2,533,454
Matador Resources Co.(a)	18,081	605,714
McDermott International, Inc.(a)	25,657	462,083
Mosaic Co.	86,053	2,591,055
Murphy Oil Corp.	45,632	1,517,720
Nabors Industries, Ltd.	118,124	706,382
National Oilwell Varco, Inc.	3,499	170,121
Newfield Exploration Co.(a)	9,942	285,534
Newmont Mining Corp.	28,510	1,045,747
Noble Energy, Inc.	28,251	1,019,579
Occidental Petroleum Corp.	1,977	165,930
Oceaneering International, Inc.	47,381	1,296,344
Oil States International, Inc.(a)	23,227	810,622
Parsley Energy, Inc., Class A(a)	17,671	555,400
Patterson-UTI Energy, Inc.	9,324	160,373
PDC Energy, Inc.(a)	20,568	1,295,373
Phillips 66	10,779	1,329,482
Pilgrim's Pride Corp.	46,006	819,827
Pioneer Natural Resources Co.	2,258	427,372
Potlatch Corp. REIT	12,920	604,010
Propetro Holding Corp.(a)	19,678	323,506
QEP Resources, Inc.(a)	56,900	591,191
Range Resources Corp.	26,273	405,392
Rayonier, Inc. REIT	20,885	731,184
Rexnord Corp.(a)	48,783	1,475,198
Ring Energy, Inc.(a)	11,739	145,094
Rowan Cos. PLC, Class A(a)	73,699	1,067,162
Royal Gold, Inc.	5,350	452,664
RPC, Inc.	28,930	428,164
Schlumberger, Ltd.	8,909	601,536
Schnitzer Steel Industries, Inc., Class A	18,302	603,051
SJW Group	6,870	444,352
Southwestern Energy Co.(a)	26,093	134,118
SRC Energy, Inc.(a)	32,058	362,897
SunCoke Energy, Inc.(a)	10,819	123,445
Superior Energy Services, Inc.(a)	12,336	121,386
Tahoe Resources, Inc.	96,800	434,571
TimkenSteel Corp.(a)	6,351	88,279
TPI Composites, Inc.(a)	976	30,080
Transocean, Ltd.(a)	31,936	411,016

	Shares	Value (Note 2)
United States (continued)
Tyson Foods, Inc., Class A	5,219	$300,875
United States Steel Corp.	18,276	665,795
US Silica Holdings, Inc.	14,303	385,609
Valero Energy Corp.	20,330	2,406,055
W&T Offshore, Inc.(a)	28,892	200,510
Walter Energy, Inc.(a)	68,768	688
Weyerhaeuser Co. REIT	31,393	1,073,013
WildHorse Resource Development Corp.(a)	13,449	294,937
WPX Energy, Inc.(a)	24,490	459,677
		75,786,589

TOTAL COMMON STOCKS
(Cost $184,704,080)		192,616,059

MASTER LIMITED PARTNERSHIPS (0.29%)
United States (0.29%)
Alliance Resource Partners LP	29,972	610,680
Buckeye Partners LP	977	33,892
Energy Transfer Partners LP	3,886	81,451
Enterprise Products Partners LP	10,676	309,604
Magellan Midstream Partners LP	2,054	147,395
MPLX LP	1,555	56,649
Plains All American Pipeline LP	3,090	76,570
SunCoke Energy Partners LP	12,203	197,078
Viper Energy Partners LP	13,792	441,068
Williams Partners LP	1,242	55,927
		2,010,314

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,359,081)		2,010,314

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (67.39%)
U.S. Treasury Bonds (67.39%)
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/19(c)	$244,812,342	$242,644,732
0.125%, 4/15/20(c)	25,243,465	24,861,987

United States Treasury Notes
1.500%, 3/31/19(c)	56,500,000	56,202,051
1.625%, 3/31/19(c)	23,250,000	23,146,919
0.875%, 5/15/19(c)	31,500,000	31,135,781
1.625%, 7/31/19(c)	88,400,000	87,666,211
		465,657,681

TOTAL GOVERNMENT BONDS
(Cost $469,253,838)		465,657,681

Value
(Note 2)
TOTAL INVESTMENTS (95.56%)
(Cost $656,316,999)	$660,284,054

Other Assets In Excess Of Liabilities (4.44%)	30,642,910

NET ASSETS - 100.00%	$690,926,964

(a)	Non-Income Producing Security.
(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At period end, the aggregate market value of those securities was $241,961, representing 0.035% of the Fund's net assets.
(c)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $111,732,802.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

					Notional Amount/
Description	Counterparty	Position	Contracts	Expiration Date	Fair Value (Note 2)	Unrealized Appreciation
Copper Future	Morgan Stanley & Co., LLC	Short	(65)	09/26/18	$(4,601,188)	$352,493
Soybean Future	Morgan Stanley & Co., LLC	Long	196	11/14/18	9,006,200	158,175
Soybean Meal Future	Morgan Stanley & Co., LLC	Long	60	12/14/18	2,048,400	103,744
WTI Crude Future	Morgan Stanley & Co., LLC	Short	(796)	08/21/18	(54,732,960)	1,660,650
					$(48,279,548)	$2,275,062

					Notional Amount/
Description	Counterparty	Position	Contracts	Expiration Date	Fair Value (Note 2)	Unrealized Depreciation
Brent Crude Future	Morgan Stanley & Co., LLC	Long	846	08/31/18	$62,781,660	$(7,099)
Coffee 'C' Future	Morgan Stanley & Co., LLC	Long	38	09/18/18	1,566,075	(74,200)
Gold 100 Oz Future	Morgan Stanley & Co., LLC	Long	49	10/29/18	6,019,650	(6,959)
LME Copper Future	Morgan Stanley & Co., LLC	Long	38	09/17/18	5,979,300	(841,037)
LME Nickel Future	Morgan Stanley & Co., LLC	Long	52	09/17/18	4,364,100	(406,201)
LME Zinc Future	Morgan Stanley & Co., LLC	Long	12	09/17/18	789,900	(166,141)
Platinum Future	Morgan Stanley & Co., LLC	Long	145	10/29/18	6,132,050	(158,524)
Silver Future	Morgan Stanley & Co., LLC	Long	153	09/26/18	11,902,635	(634,114)
Sugar #11 Future	Morgan Stanley & Co., LLC	Long	240	09/28/18	2,835,840	(495,605)
					$102,371,210	$(2,789,880)

See Notes to Quarterly Statement of Investments.

ALPS | CoreCommodity Mgmt CompleteCommoditiesSM Strategy Fund
As of 7/31/2018
TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Value	Unrealized Appreciation
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index **	$155,383,243	USB3MTA + 30 bps*	6/28/2019	$155,383,248	$5
		$155,383,243			$155,383,248	$5

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date		Unrealized Depreciation
Citigroup	CRB 3m Fwd TR Index **	$135,202,399	USB3MTA + 27 bps*	9/28/2018	$135,202,097	$(302)
Societe Generale	CRB 3m Fwd TR Index **	73,449,509	USB3MTA + 35 bps*	11/30/2018	$73,449,347	(162)
UBS	CRB 3m Fwd TR Index **	74,374,941	USB3MTA + 32 bps*	11/30/2018	$74,374,779	(162)
		$283,026,849			$283,026,223	$(626)
					$438,409,471	$(621)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.

*	United States Auction Results 3 Month Treasury Bill High Discount
**	CRB - Commodity Research Bureau

ALPS | Kotak India Growth Fund

STATEMENT OF INVESTMENTS

July 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (104.10%)
Consumer Discretionary (12.06%)
Auto Components (2.57%)
Motherson Sumi Systems, Ltd.	44,597	$209,923
MRF, Ltd.	466	540,921
		750,844

Automobiles (6.02%)
Mahindra & Mahindra, Ltd.	23,000	314,505
Maruti Suzuki India, Ltd.	6,961	967,498
Tata Motors, Ltd., Class A(a)	99,407	209,416
TVS Motor Co., Ltd.	35,759	269,927
		1,761,346

Hotels, Restaurants & Leisure (1.03%)
Jubilant Foodworks, Ltd.	14,693	301,662

Household Durables (1.58%)
Crompton Greaves Consumer Electricals, Ltd.	130,501	463,363

Textiles, Apparel & Luxury Goods (0.86%)
Titan Co., Ltd.	18,930	252,109

TOTAL CONSUMER DISCRETIONARY		3,529,324

Consumer Staples (9.81%)
Food Products (2.36%)
Britannia Industries, Ltd.	7,237	691,014

Personal Products (3.52%)
Colgate-Palmolive India, Ltd.	15,818	264,383
Emami, Ltd.	39,152	337,870
Godrej Consumer Products, Ltd.	22,279	428,328
		1,030,581

Tobacco (3.93%)
ITC, Ltd.	264,627	1,150,141

TOTAL CONSUMER STAPLES		2,871,736

Energy (7.33%)
Oil, Gas & Consumable Fuels (7.33%)
Hindustan Petroleum Corp., Ltd.	105,370	439,392
Petronet LNG, Ltd.	105,578	353,637
Reliance Industries, Ltd.	78,050	1,352,684
		2,145,713

TOTAL ENERGY		2,145,713

Financials (33.74%)
Banks (25.14%)
Axis Bank, Ltd.(a)	96,173	773,674
HDFC Bank, Ltd.	89,273	2,818,759
	Shares	Value (Note 2)
Banks (continued)
ICICI Bank, Ltd.(a)	249,355	$1,103,412
IndusInd Bank, Ltd.	32,914	959,597
RBL Bank, Ltd.(b)(c)	56,539	473,402
State Bank of India(a)	133,192	571,173
Yes Bank, Ltd.	122,200	657,514
		7,357,531

Consumer Finance (3.30%)
Bajaj Finance, Ltd.	9,323	367,758
Bharat Financial Inclusion, Ltd.(a)	33,590	596,664
		964,422

Insurance (1.54%)
ICICI Prudential Life Insurance Co., Ltd.(b)(c)	73,490	449,123

Thrifts & Mortgage Finance (3.76%)
Housing Development Finance Corp., Ltd.	37,803	1,100,834

TOTAL FINANCIALS		9,871,910

Health Care (5.10%)
Health Care Providers & Services (0.89%)
HealthCare Global Enterprises, Ltd.(a)	63,974	260,891

Pharmaceuticals (4.21%)
Cadila Healthcare, Ltd.	30,202	168,286
Cipla, Ltd.	39,410	368,696
Lupin, Ltd.	23,420	281,790
Sun Pharmaceutical Industries, Ltd.	49,851	413,698
		1,232,470

TOTAL HEALTH CARE		1,493,361

Industrials (10.25%)
Airlines (0.81%)
InterGlobe Aviation, Ltd.(b)(c)	17,523	237,992

Building Products (1.43%)
Kajaria Ceramics, Ltd.	27,925	181,048
Somany Ceramics, Ltd.	29,867	238,150
		419,198

Construction & Engineering (2.41%)
Larsen & Toubro, Ltd.	37,036	704,407

Electrical Equipment (3.81%)
Amara Raja Batteries, Ltd.	30,585	367,934
Finolex Cables, Ltd.	37,265	337,106
V-Guard Industries, Ltd.	130,279	408,070
		1,113,110

Machinery (1.79%)
Thermax, Ltd.	13,163	225,430

		Value
	Shares	(Note 2)
Machinery (continued)
Timken India, Ltd.	28,267	$298,917
		524,347

TOTAL INDUSTRIALS		2,999,054

Information Technology (11.92%)
IT Services (11.92%)
HCL Technologies, Ltd.	40,638	572,497
Infosys, Ltd.	80,449	1,597,696
Tata Consultancy Services, Ltd.	29,434	833,474
Tech Mahindra, Ltd.	48,631	483,338
		3,487,005

TOTAL INFORMATION TECHNOLOGY		3,487,005

Materials (12.62%)
Chemicals (4.30%)
Berger Paints India, Ltd.	87,073	401,128
Bodal Chemicals, Ltd.	109,652	205,954
Gulf Oil Lubricants India, Ltd.	15,066	195,308
SH Kelkar & Co., Ltd.(b)(c)	66,806	192,632
Supreme Industries, Ltd.	14,987	263,760
		1,258,782

Construction Materials (6.29%)
Century Textiles & Industries, Ltd.	18,197	243,466
Dalmia Bharat, Ltd.	8,239	318,155
JK Cement, Ltd.	27,575	309,015
Ramco Cements, Ltd.	46,626	488,452
Shree Cement, Ltd.	1,147	284,915
UltraTech Cement, Ltd.	3,192	195,433
		1,839,436

Metals & Mining (2.03%)
Jindal Steel & Power, Ltd.(a)	95,549	287,595
Vedanta, Ltd.	94,217	306,337
		593,932

TOTAL MATERIALS		3,692,150

Real Estate (1.00%)
Real Estate Management & Development (1.00%)
Brigade Enterprises, Ltd.	101,948	292,778

TOTAL REAL ESTATE		292,778

Telecommunication Services (0.27%)
Wireless Telecommunication Services (0.27%)
Bharti Airtel, Ltd.	13,950	79,616

TOTAL TELECOMMUNICATION SERVICES		79,616

TOTAL COMMON STOCKS
(Cost $24,938,885)		30,462,647
Value (Note 2)
TOTAL INVESTMENTS (104.10%)
(Cost $24,938,885)	$30,462,647

Liabilities In Excess Of Other Assets (-4.10%)	(1,200,808)

NET ASSETS (100.00%)	$29,261,839

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, the aggregate market value of those securities was $1,353,149, representing 4.62% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2018 the aggregate market value of those securities was $1,353,149 representing 4.62% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund  management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Metis Global Micro Cap Fund
STATEMENT OF INVESTMENTS
July 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.81%)
Australia (7.62%)
Base Resources, Ltd.(a)	457,829	$95,240
Blue Sky Alternative Investments, Ltd.	69,650	99,871
Cabcharge Australia, Ltd.	62,275	108,960
Cedar Woods Properties, Ltd.	20,033	91,434
ERM Power, Ltd.	85,073	93,543
iSelect, Ltd.	147,953	88,487
Isentia Group, Ltd.	147,953	86,897
Medusa Mining, Ltd.(a)	225,938	61,172
Monadelphous Group, Ltd.	5,707	62,528
Monash IVF Group, Ltd.	91,229	75,901
Mortgage Choice, Ltd.	81,577	95,154
Myer Holdings, Ltd.	273,799	94,684
OFX Group, Ltd.	62,357	80,992
Prime Media Group, Ltd.	302,715	69,695
Ramelius Resources, Ltd.(a)	226,863	92,880
Reject Shop, Ltd.	20,002	83,070
Resolute Mining, Ltd.	110,368	104,623
Sandfire Resources NL	14,990	82,344
Select Harvests, Ltd.	24,674	110,033
Seven West Media, Ltd.	134,580	83,153
Silver Chef, Ltd.	36,647	80,864
Virtus Health, Ltd.	23,681	98,864
		1,940,389

Brazil (1.23%)
Minerva SA/Brazil(a)	47,500	95,043
Paranapanema SA(a)	176,300	58,715
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	15,800	76,405
Wiz Solucoes e Corretagem de Seguros SA	39,000	81,776
		311,939

Canada (1.11%)
Bird Construction, Inc.	15,264	91,173
Clearwater Seafoods, Inc.	16,644	65,637
Granite Oil Corp.	10,900	22,791
Resolute Forest Products, Inc.(a)	8,241	83,646
Western Energy Services Corp.(a)	27,961	18,700
		281,947

Cayman Islands (0.24%)
Consolidated Water Co., Ltd.	4,309	60,541

Chile (0.33%)
PAZ Corp. SA	53,469	83,832

China (1.17%)
China Sunshine Paper Holdings Co., Ltd.	412,500	91,727
Jiangnan Group, Ltd.	1,166,000	66,926
Kangda International Environmental Co., Ltd.(b)	430,000	63,570
Wisdom Sports Group	832,000	76,593
		298,816
	Shares	Value (Note 2)
France (0.68%)
Neopost SA	3,020	$78,059
Sequana SA(a)	1,621	855
Solocal Group(a)	69,816	93,640
		172,554

Germany (0.99%)
CENTROTEC Sustainable AG	5,908	88,153
PNE AG	22,043	64,991
VERBIO Vereinigte BioEnergie AG	13,705	99,226
		252,370

Great Britain (4.31%)
Debenhams PLC	528,318	83,283
Foxtons Group PLC	103,144	79,740
IDOX PLC	191,365	88,414
Inland Homes PLC	92,596	76,325
Interserve PLC(a)	100,388	91,906
LSL Property Services PLC	20,308	69,569
Norcros PLC	29,367	82,873
Numis Corp. PLC	15,775	87,917
Reach PLC	70,698	65,884
Telford Homes PLC	16,989	91,426
Vertu Motors PLC	151,974	97,743
Wincanton PLC	26,820	95,047
Xaar PLC	26,109	86,823
		1,096,950

Hong Kong (1.70%)
APT Satellite Holdings, Ltd.	179,500	68,378
Get Nice Holdings, Ltd.	2,668,000	93,649
Hi Sun Technology China, Ltd.(a)	708,000	90,582
NewOcean Energy Holdings, Ltd.(a)	372,000	91,945
Playmates Holdings, Ltd.	670,000	88,025
		432,579

India (1.20%)
Ashapura Minechem, Ltd.(a)	9,721	6,210
Eros International Media, Ltd.(a)	57,213	98,434
The Karnataka Bank, Ltd.	55,949	94,948
PTC India, Ltd.	87,758	106,101
		305,693

Indonesia (0.91%)
Delta Dunia Makmur Tbk PT(a)	1,703,800	91,733
Elnusa Tbk PT	3,090,900	76,245
Kawasan Industri Jababeka Tbk PT(a)	4,214,129	64,407
		232,385

Ireland (0.29%)
Independent News & Media PLC(a)	682,755	74,090

Isle Of Man (0.29%)
Manx Telecom PLC	31,983	74,744

Israel (0.67%)
magicJack VocalTec, Ltd.(a)	8,498	72,445

	Shares	Value (Note 2)
Israel (continued)
Perion Network, Ltd.(a)	92,431	$97,977
		170,422

Italy (0.67%)
Banca Sistema SPA(b)	36,770	90,079
Digital Bros SPA	7,249	81,009
		171,088

Japan (28.02%)
Amiyaki Tei Co., Ltd.	2,000	79,777
Asanuma Corp.	23,000	82,397
Asmo Corp.	12,000	62,670
Chiyoda Integre Co., Ltd.	4,100	90,784
Computer Institute of Japan, Ltd.	14,300	90,097
CROOZ, Inc.(a)	3,600	66,341
Dai Nippon Toryo Co., Ltd.	6,300	80,197
Daiichi Jitsugyo Co., Ltd.	2,400	76,593
Ebara Jitsugyo Co., Ltd.	6,000	126,784
The Ehime Bank, Ltd.	7,800	89,946
The Eighteenth Bank, Ltd.	35,000	94,426
ESPEC Corp.	3,600	75,359
Fujisash Co., Ltd.	85,300	85,671
Fujitec Co., Ltd.	6,400	91,472
Fujitsu Frontech, Ltd.	5,300	64,032
G-7 Holdings, Inc.	4,400	109,754
Gurunavi, Inc.	11,600	104,804
HANEDA ZENITH HOLDINGS Co., Ltd.	29,900	87,228
Hochiki Corp.	3,800	70,962
Honda Tsushin Kogyo Co., Ltd.	8,000	60,262
Ichiyoshi Securities Co., Ltd.	6,300	61,871
Ines Corp.	8,700	92,645
Ishihara Sangyo Kaisha, Ltd.(a)	7,400	91,063
Iwasaki Electric Co., Ltd.	6,500	94,551
Kato Works Co., Ltd.	2,900	78,358
Koatsu Gas Kogyo Co., Ltd.	7,300	61,166
Kyowa Leather Cloth Co., Ltd.	10,300	93,354
Mamezou Holdings Co., Ltd.	7,500	68,811
Mars Engineering Corp.	3,700	80,249
Maruyama Manufacturing Co., Inc.	4,100	67,843
Maruzen Showa Unyu Co., Ltd.	15,000	71,645
Meiwa Estate Co., Ltd.	13,900	85,207
The Michinoku Bank, Ltd.	4,200	67,299
Mitsubishi Steel Manufacturing Co., Ltd.	3,900	79,182
Miyaji Engineering Group, Inc.	5,000	90,047
Money Partners Group Co., Ltd.	18,700	64,834
Mory Industries, Inc.	2,400	73,740
MTI, Ltd.	14,500	80,771
Mugen Estate Co., Ltd.	9,200	89,662
Nakayama Steel Works, Ltd.	14,800	86,957
Nichireki Co., Ltd.	7,300	81,871
Nichirin Co., Ltd.	4,010	87,165
Nihon Dengi Co., Ltd.	3,500	87,166
Nihon House Holdings Co., Ltd.	14,800	77,757
Nihon Nohyaku Co., Ltd.	10,600	64,481
Nippon Hume Corp.	10,500	86,756
Nippon Seisen Co., Ltd.	2,400	102,151
Nissei Plastic Industrial Co., Ltd.	6,000	68,541
Nittetsu Mining Co., Ltd.	2,000	96,079
OAK Capital Corp.	49,600	92,277
	Shares	Value (Note 2)
Japan (continued)
Ohashi Technica, Inc.	6,500	$102,674
Osaka Soda Co., Ltd.	2,300	68,231
Oyo Corp.	7,800	97,382
Raysum Co., Ltd.	5,100	79,851
Rheon Automatic Machinery Co., Ltd.	4,700	78,876
Rion Co., Ltd.	3,800	85,696
Roland DG Corp.	3,100	72,444
Ryoden Corp.	5,800	91,481
Sakai Heavy Industries, Ltd.	2,400	80,834
San-Ai Oil Co., Ltd.	6,300	80,859
Sansha Electric Manufacturing Co., Ltd.	6,800	82,139
Sanyo Trading Co., Ltd.	3,700	68,485
Seika Corp.	3,400	72,500
Shinko Plantech Co., Ltd.	8,800	83,055
Shinoken Group Co., Ltd.	5,400	95,263
Showa Shinku Co., Ltd.	4,000	66,503
Studio Alice Co., Ltd.	3,800	87,689
Sun Frontier Fudousan Co., Ltd.	5,600	67,396
Tatsuta Electric Wire and Cable Co., Ltd.	17,700	100,736
Tayca Corp.	3,400	71,206
Toa Oil Co., Ltd.	44,000	93,821
Tochigi Bank, Ltd.	24,400	90,092
Toli Corp.	22,600	73,113
The Tottori Bank, Ltd.	2,400	35,920
The Towa Bank, Ltd.	9,200	98,527
Toyo Kanetsu KK	2,500	85,551
Tsukuba Bank, Ltd.	40,200	102,192
TYK Corp.	24,900	92,911
Uchida Yoko Co., Ltd.	2,500	79,215
Voyage Group, Inc.	8,300	98,473
Weathernews, Inc.	3,000	94,029
Wellnet Corp.	9,000	84,250
West Holdings Corp.	8,200	64,721
Yachiyo Industry Co., Ltd.	10,900	125,138
Yamaichi Electronics Co., Ltd.	7,200	90,254
Yuasa Trading Co., Ltd.	2,400	78,229
		7,132,791

Jersey (0.35%)
XLMedia PLC	63,548	89,666

Malaysia (1.63%)
George Kent Malaysia Bhd	243,900	86,295
Hibiscus Petroleum Bhd(a)	391,700	92,996
KSL Holdings Bhd(a)	336,600	73,742
Media Prima Bhd(a)	560,100	73,971
Tune Protect Group Bhd	375,400	86,923
		413,927

Netherlands (0.27%)
Steinhoff International Holdings NV(a)	367,237	69,445

New Zealand (0.25%)
Steel & Tube Holdings, Ltd.	63,499	63,248

Norway (1.92%)
BW Offshore, Ltd.(a)	20,416	110,971
Fred Olsen Energy ASA(a)	116,944	104,330
Nordic American Tankers, Ltd.	37,605	84,611

	Shares	Value (Note 2)
Norway (continued)
Otello Corp. ASA(a)	30,286	$72,033
Prosafe SE(a)	51,107	117,175
		489,120

Pakistan (0.34%)
The Bank of Punjab(a)	921,500	87,233

Poland (1.06%)
Amica SA	2,422	82,592
Getin Noble Bank SA(a)	346,923	93,043
LC Corp. SA	141,786	95,049
		270,684

Qatar (0.35%)
Qatar Islamic Insurance Co. QSC	5,950	88,245

Singapore (0.06%)
CW Group Holdings, Ltd.	476,000	14,009

South Africa (0.61%)
EOH Holdings, Ltd.	27,996	88,235
PPC, Ltd.(a)	137,375	66,574
		154,809

South Korea (16.08%)
Able C&C Co., Ltd.(a)	5,824	72,527
Autech Corp.	7,941	88,958
Baiksan Co., Ltd.	15,665	83,891
Byucksan Corp.	25,481	74,356
Cell Biotech Co., Ltd.	2,331	70,027
Cheryong Industrial Co., Ltd.	12,460	96,221
Crownhaitai Holdings Co., Ltd.	7,003	89,296
Dae Hyun Co., Ltd.	40,006	91,754
Daehan Steel Co., Ltd.	13,687	94,145
Daeyang Electric Co., Ltd.(a)	8,551	93,398
Dongwha Enterprise Co., Ltd.	3,404	89,890
Dongwon Development Co., Ltd.	20,876	73,911
Dongyang E&P, Inc.	8,259	75,734
Han Kuk Carbon Co., Ltd.	16,369	82,048
Hancom MDS, Inc.	4,705	77,495
Hansol Holdings Co., Ltd.	22,670	96,411
HS R&A Co., Ltd.	38,405	71,440
Hy-Lok Corp.	3,814	83,557
HyosungITX Co., Ltd.	7,557	74,175
Hyundai Engineering Plastics Co., Ltd.	12,098	64,552
Imarketkorea, Inc.	16,034	100,901
Initech Co., Ltd.	10,439	67,338
Interpark Holdings Corp.	26,288	63,825
Kangnam Jevisco Co., Ltd.	3,393	78,255
Korea Electric Terminal Co., Ltd.	2,256	92,845
Kortek Corp.	5,614	87,431
Kukbo Design Co., Ltd.	5,149	87,076
Kukdo Chemical Co., Ltd.	1,540	82,169
Lotte Non-Life Insurance Co., Ltd.	37,971	91,120
Maeil Holdings Co., Ltd.	6,823	88,745
Miwon Holdings Co., Ltd.(a)	2,198	79,055
Namsun Aluminum Co., Ltd.(a)	103,864	102,583
NEOWIZ HOLDINGS Corp.(a)	8,139	104,233
Nice Information & Telecommunication, Inc.	3,995	87,052
	Shares	Value (Note 2)
South Korea (continued)
Orion Holdings Corp.	3,745	$75,883
Sammok S-Form Co., Ltd.	6,768	84,550
SBS Contents Hub Co., Ltd.(a)	19,504	90,003
S-Connect Co., Ltd.(a)	45,440	83,810
SeAH Special Steel Co., Ltd.	4,785	73,557
Sejoong Co., Ltd.(a)	27,346	81,486
SH Energy & Chemical Co., Ltd.	76,669	90,602
SJM Co., Ltd.	22,622	75,477
Spigen Korea Co., Ltd.	1,667	75,617
Sundaytoz Corp.(a)	3,883	77,231
Sungchang Enterprise Holdings, Ltd.(a)	39,236	92,367
T'way Holdings, Inc.(a)	21,657	83,893
Woongjin Co., Ltd.(a)	38,829	94,701
Woongjin Thinkbig Co., Ltd.	13,473	71,141
Woori Investment Bank Co., Ltd.(a)	136,871	85,057
		4,091,789

Sweden (1.01%)
Bergman & Beving AB	8,161	87,244
Rottneros AB	57,134	74,334
Tethys Oil AB	7,619	94,454
		256,032

Taiwan (6.95%)
Ability Enterprise Co., Ltd.	131,000	71,132
Actron Technology Corp.	26,000	85,902
Asia Vital Components Co., Ltd.	78,000	73,838
Bothhand Enterprise, Inc.	39,000	91,565
China General Plastics Corp.	108,671	103,225
Formosan Rubber Group, Inc.	178,320	81,881
Hong Pu Real Estate Development Co., Ltd.	112,000	78,681
Innodisk Corp.	19,455	90,847
Iron Force Industrial Co., Ltd.	29,000	85,313
Kinik Co.	40,000	89,950
KS Terminals, Inc.	56,000	86,823
Lion Travel Service Co., Ltd.	19,000	66,272
Netronix, Inc.	51,000	68,892
Quanta Storage, Inc.	93,000	79,983
Sagittarius Life Science Corp.	42,000	82,964
Solomon Technology Corp.	121,000	90,964
Superalloy Industrial Co., Ltd.	38,442	88,603
Syncmold Enterprise Corp.	47,000	88,432
Victory New Materials, Ltd. Co.	71,000	86,564
Yeong Guan Energy Technology Group Co., Ltd.	50,000	90,543
Yungshin Construction & Development Co., Ltd.	82,000	87,950
		1,770,324

Thailand (0.98%)
Hwa Fong Rubber Thailand PCL	704,384	67,326
Raimon Land PCL	2,397,100	104,473
Somboon Advance Technology PCL	115,100	77,840
		249,639

Turkey (1.38%)
EGE Endustri VE Ticaret AS	1,244	88,567
EGE Seramik Sanayi ve Ticaret AS	135,182	88,276
Sekerbank TAS(a)	352,600	89,146

	Shares	Value (Note 2)
Turkey (continued)
Tat Gida Sanayi AS	101,711	$85,307
		351,296

United States (14.14%)
AMAG Pharmaceuticals, Inc.(a)	4,039	89,060
American Public Education, Inc.(a)	1,977	87,186
ARC Document Solutions, Inc.(a)	41,209	106,319
Avid Technology, Inc.(a)	17,019	95,477
Bassett Furniture Industries, Inc.	2,411	60,275
Ceco Environmental Corp.	13,016	89,420
Collectors Universe, Inc.	5,110	68,985
Concert Pharmaceuticals, Inc.(a)	5,405	86,426
Crawford & Co., Class B	8,506	72,471
DHI Group, Inc.(a)	33,873	71,133
Eastman Kodak Co.(a)	17,037	53,667
Entercom Communications Corp., Class A	8,791	66,372
Entravision Communications Corp., Class A	18,578	90,103
Fed Nat Holding Co.	4,660	108,577
First BanCorp.(a)	10,909	89,672
GNC Holdings, Inc., Class A(a)	20,691	65,797
Hallador Energy Co.	13,204	92,560
Hornbeck Offshore Services, Inc.(a)	17,085	81,325
Huttig Building Products, Inc.(a)	19,224	88,430
IDT Corp., Class B	15,031	78,913
Lee Enterprises, Inc.(a)	28,466	88,245
Liberty Tax, Inc.	10,633	109,519
Manning & Napier, Inc.	22,443	68,451
Midstates Petroleum Co., Inc.(a)	5,166	67,726
Natural Grocers by Vitamin Cottage, Inc.(a)	6,024	79,938
Natural Health Trends Corp.	3,788	90,420
Nautilus, Inc.(a)	7,272	103,626
Park-Ohio Holdings Corp.	2,081	77,933
PDL BioPharma, Inc.(a)	41,792	104,898
PennyMac Financial Services, Inc., Class A(a)	3,951	75,662
PHI, Inc.(a)	9,705	80,649
Protective Insurance Corp.	2,870	67,015
Resources Connection, Inc.	4,871	77,449
REX American Resources Corp.(a)	1,115	85,855
Roadrunner Transportation Systems, Inc.(a)	34,073	74,620
Saga Communications, Inc., Class A	1,934	73,202
Sequential Brands Group, Inc.(a)	40,668	88,250
Spark Energy, Inc., Class A	7,052	60,295
Timberland Bancorp, Inc.	2,954	106,993
Travelzoo, Inc.(a)	5,262	68,406
Ultra Petroleum Corp.(a)	34,077	60,316
Village Super Market, Inc., Class A	2,972	80,036
WMIH Corp.(a)	63,035	85,728
YRC Worldwide, Inc.(a)	8,271	80,560
		3,597,960

TOTAL COMMON STOCKS
(Cost $25,523,821)		25,150,556
	Shares	Value (Note 2)
United States (continued)
PREFERRED STOCKS (0.26%)
Brazil (0.26%)
Banco do Estado do Rio Grande do Sul SA, Class B	15,700	$66,217

TOTAL PREFERRED STOCKS
(Cost $22,809)		66,217

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.19%)
Money Market Fund (1.19%)
State Street Institutional Treasury Plus Money Market Fund	1.611%	304,042	304,042

TOTAL SHORT TERM INVESTMENTS
(Cost $304,042)			304,042

TOTAL INVESTMENTS (100.26%)
(Cost $25,850,672)			$25,520,815

Liabilities in Excess of Other Assets (-0.26%)			(66,706)

NET ASSETS - 100.00%			$25,454,109

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, the aggregate market value of those securities was $153,649, representing 0.60% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund

STATEMENT OF INVESTMENTS

July 31, 2018 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (13.18%)
HarbourVest Global Private Equity, Ltd.(a)	526,400	$8,984,396
HBM Healthcare Investments AG, Class A	44,400	7,383,160
HgCapital Trust PLC	236,583	5,943,519
ICG Enterprise Trust PLC	44,177	494,029
NB Private Equity Partners, Ltd.	196,584	2,770,058
The Pantheon International PLC Fund(a)	147,100	3,939,823
		29,514,985

Riverstone Energy, Ltd.(a)	303,000	4,804,253

TOTAL CLOSED-END FUNDS
(Cost $28,008,239)		34,319,238

COMMON STOCKS (84.12%)
Communications (13.13%)
Internet (5.79%)
IAC/InterActiveCorp(a)	78,850	11,610,663
Rocket Internet SE(a)(b)(c)	99,475	3,458,081
		15,068,744

Media (7.34%)
GCI Liberty, Inc., Class A(a)	130,800	6,292,788
Liberty Media Corp.-Liberty Formula One, Class A(a)	105,700	3,542,007
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	126,400	5,958,496
Naspers, Ltd., Class N	13,500	3,323,279
		19,116,570

TOTAL COMMUNICATIONS		34,185,314

Diversified (3.33%)
Holding Companies-Diversified Operations (3.33%)
Schouw & Co. AB	93,500	8,674,838

TOTAL DIVERSIFIED		8,674,838

Financials (57.73%)
Diversified Financial Services (25.66%)
Berkshire Hathaway, Inc., Class B(a)	39,300	7,776,291
The Blackstone Group LP	292,000	10,196,640
Cannae Holdings, Inc.(a)	261,000	4,763,250
The Carlyle Group LP	171,875	4,185,156
EXOR N.V.	70,500	4,624,727
Intermediate Capital Group PLC	591,300	8,228,099
KKR & Co. LP	456,200	12,490,756
Pargesa Holding SA	74,582	6,229,547
	Shares	Value (Note 2)
Diversified Financial Services (continued)
Partners Group Holding AG	10,975	$8,328,588
		66,823,054

Holding Companies-Diversified Operations (5.50%)
Ackermans & van Haaren N.V.	37,067	6,760,394
Wendel SA	51,875	7,554,666
		14,315,060

Investment Companies (16.50%)
3i Group PLC	861,000	10,693,442
Ares Capital Corp.	331,000	5,577,350
AURELIUS Equity Opportunities SE & Co. KGaA	192,896	11,912,964
Eurazeo SA	77,300	5,976,161
FS Investment Corp.	160,200	1,305,630
Investor AB, B Shares	142,000	6,185,504
mutares AG	106,480	1,332,049
		42,983,100

Private Equity (5.78%)
Brederode SA	25,482	1,663,542
Onex Corp.	90,200	6,751,566
Princess Private Equity Holding, Ltd.	145,400	1,696,835
Standard Life Private Equity	1,130,000	4,953,831
		15,065,774

Real Estate (3.23%)
Brookfield Asset Management, Inc., Class A	199,500	8,410,920

Venture Capital (1.06%)
3i Infrastructure PLC	846,752	2,761,843

TOTAL FINANCIALS		150,359,751

Industrials (7.91%)
Commercial Services (1.06%)
Brookfield Business Partners LP	70,600	2,766,254

Electrical Equipment (1.21%)
Melrose Industries PLC	1,117,000	3,160,727

Miscellaneous Manufactur (1.43%)
Aalberts Industries NV	82,000	3,715,739

Miscellaneous Manufacturers (4.21%)
Danaher Corp.	59,025	6,054,785
Gesco AG	25,699	918,130
Indus Holding AG	63,500	3,985,360
		10,958,275

TOTAL INDUSTRIALS		20,600,995

	Shares	Value (Note 2)
Utilities (2.02%)
Electric (2.02%)
Brookfield Infrastructure Partners LP	128,600	$5,264,884

TOTAL UTILITIES		5,264,884

TOTAL COMMON STOCKS
(Cost $182,508,915)		219,085,782

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.04%)
Money Market Fund (3.04%)
State Street Institutional Treasury Plus Money Market Fund	1.813%	7,918,839	7,918,839

TOTAL SHORT TERM INVESTMENTS
(Cost $7,918,839)			7,918,839

TOTAL INVESTMENTS (100.34%)
(Cost $218,435,993)			$261,323,859

Liabilities In Excess Of Other Assets (-0.34%)			(892,046)

NET ASSETS (100.00%)			$260,431,813

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, the aggregate market value of those securities was $3,458,081, representing 1.33% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2018 the aggregate market value of those securities was $3,458,081 representing 1.33% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Research Value Fund
STATEMENT OF INVESTMENTS
July 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.59%)
Consumer Discretionary (7.49%)
Consumer Durables & Apparel (1.33%)
Lennar Corp., Class A	4,368	$228,315
NIKE, Inc., Class B	5,416	416,545
Skechers U.S.A., Inc., Class A(a)	2,239	62,065
Tapestry, Inc.	7,074	333,327
Under Armour, Inc., Class A(a)	8,341	166,570
		1,206,822

Consumer Services (1.58%)
Hilton Worldwide Holdings, Inc.	3,171	249,431
McDonald's Corp.	5,658	891,361
MGM Resorts International	6,820	213,943
Vail Resorts, Inc.	285	78,908
		1,433,643

Media (3.75%)
Charter Communications, Inc., Class A(a)	811	247,014
Cinemark Holdings, Inc.	3,871	139,046
Comcast Corp., Class A	51,073	1,827,392
Interpublic Group of Cos., Inc.	10,576	238,489
Liberty Media Corp.-Liberty Formula One, Class C(a)	5,391	190,033
New York Times Co., Class A	6,207	153,934
Twenty-First Century Fox, Inc., Class A	7,415	333,675
Viacom, Inc., Class B	9,759	283,499
		3,413,082

Retailing (0.83%)
TJX Cos., Inc.	7,768	755,516

TOTAL CONSUMER DISCRETIONARY		6,809,063

Consumer Staples (7.36%)
Food & Staples Retailing (1.28%)
Costco Wholesale Corp.	1,305	285,416
Sysco Corp.	5,009	336,655
US Foods Holding Corp.(a)	5,944	200,967
Walgreens Boots Alliance, Inc.	5,055	341,819
		1,164,857

Food, Beverage & Tobacco (4.86%)
Altria Group, Inc.	11,028	647,123
Archer-Daniels-Midland Co.	7,839	378,310
British American Tobacco PLC, Sponsored ADR	21,438	1,174,374
Coca-Cola Co.	13,530	630,904
Constellation Brands, Inc., Class A	1,228	258,162
Fresh Del Monte Produce, Inc.	1,855	67,336
	Shares	Value (Note 2)
Food, Beverage & Tobacco (continued)
Hormel Foods Corp.	7,542	$271,286
Hostess Brands, Inc.(a)	18,791	263,262
McCormick & Co., Inc.	1,714	201,463
Philip Morris International, Inc.	2,763	238,447
Post Holdings, Inc.(a)	3,344	289,457
		4,420,124

Household & Personal Products (1.22%)
Coty, Inc., Class A	31,814	426,626
Unilever N.V.	11,937	685,900
		1,112,526

TOTAL CONSUMER STAPLES		6,697,507

Energy (10.32%)
Energy (10.32%)
Andeavor	2,206	331,032
Antero Resources Corp.(a)	6,205	127,451
Baker Hughes a GE Co.	10,034	346,976
Cabot Oil & Gas Corp.	5,529	129,931
Chevron Corp.	24,052	3,037,046
Concho Resources, Inc.(a)	2,697	393,357
Encana Corp.	19,935	267,926
EOG Resources, Inc.	4,201	541,677
Exxon Mobil Corp.	18,539	1,511,114
Halliburton Co.	9,450	400,869
Kinder Morgan, Inc.	14,523	258,219
Marathon Petroleum Corp.	7,017	567,184
Newfield Exploration Co.(a)	7,491	215,142
Noble Energy, Inc.	10,144	366,097
ONEOK, Inc.	3,291	231,818
Targa Resources Corp.	3,869	197,590
TransCanada Corp.	10,216	459,209
		9,382,638

TOTAL ENERGY		9,382,638

Financials (23.07%)
Banks (11.90%)
Bank of America Corp.	139,609	4,311,126
JPMorgan Chase & Co.	28,546	3,281,363
KeyCorp	39,357	821,380
MGIC Investment Corp.(a)	17,351	216,540
PNC Financial Services Group, Inc.	8,049	1,165,737
Sterling Bancorp	18,545	411,699
Zions Bancorporation	11,854	612,852
		10,820,697

Diversified Financials (5.34%)
American Express Co.	4,168	414,799
AXA Equitable Holdings, Inc.(a)	10,589	232,852
Capital One Financial Corp.	6,107	576,012
Cohen & Steers, Inc.	11,049	462,843
Northern Trust Corp.	7,562	825,922
OneMain Holdings, Inc.(a)	8,239	273,947

	Shares	Value (Note 2)
Diversified Financials (continued)
Raymond James Financial, Inc.	9,373	$858,473
TD Ameritrade Holding Corp.	13,729	784,612
Voya Financial, Inc.	8,491	428,965
		4,858,425

Insurance (5.83%)
Alleghany Corp.	738	464,401
Allstate Corp.	2,816	267,858
American International Group, Inc.	19,667	1,085,815
Assurant, Inc.	1,963	216,519
Assured Guaranty, Ltd.	19,192	746,953
Athene Holding, Ltd., Class A(a)	9,570	438,976
Hartford Financial Services Group, Inc.	7,137	376,120
Marsh & McLennan Companies, Inc.	7,257	604,944
MetLife, Inc.	13,902	635,877
Prudential Financial, Inc.	4,656	469,837
		5,307,300

TOTAL FINANCIALS		20,986,422

Health Care (13.95%)
Health Care Equipment & Services (7.77%)
Abbott Laboratories	17,744	1,162,942
Baxter International, Inc.	6,682	484,111
Boston Scientific Corp.(a)	11,896	399,825
Cardinal Health, Inc.	6,505	324,925
Danaher Corp.	8,393	860,954
HCA Healthcare, Inc.	3,214	399,275
McKesson Corp.	3,862	485,067
Medtronic PLC	20,010	1,805,502
UnitedHealth Group, Inc.	4,528	1,146,580
		7,069,181

Pharmaceuticals, Biotechnology & Life Sciences (6.18%)
Aduro Biotech, Inc.(a)	5,757	33,679
Alder Biopharmaceuticals, Inc.(a)	6,963	131,949
Allergan PLC	6,716	1,236,348
Alnylam Pharmaceuticals, Inc.(a)	930	88,350
Amneal Pharmaceuticals, Inc.(a)	4,945	94,796
AstraZeneca PLC, Sponsored ADR	18,021	705,162
Bristol-Myers Squibb Co.	18,871	1,108,671
Dermira, Inc.(a)	3,545	34,528
Five Prime Therapeutics, Inc.(a)	1,774	26,433
GlycoMimetics, Inc.(a)	2,843	41,764
Momenta Pharmaceuticals, Inc.(a)	1,429	42,298
Mylan N.V.(a)	13,210	492,865
Revance Therapeutics, Inc.(a)	1,383	39,761
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	19,045	455,937
Thermo Fisher Scientific, Inc.	4,632	1,086,343
		5,618,884

TOTAL HEALTH CARE		12,688,065
	Shares	Value (Note 2)
Industrials (8.41%)
Capital Goods (6.80%)
AGCO Corp.	2,868	$180,741
Air Lease Corp.	2,068	90,909
AMETEK, Inc.	3,446	268,099
Boeing Co.	2,184	778,159
Caterpillar, Inc.	1,263	181,619
Deere & Co.	1,419	205,457
Eaton Corp. PLC	5,841	485,796
Fortive Corp.	3,764	308,949
General Electric Co.	49,265	671,482
Greenbrier Companies, Inc.	1,835	103,953
Harris Corp.	1,454	239,837
Honeywell International, Inc.	5,233	835,449
Illinois Tool Works, Inc.	1,475	211,412
Jacobs Engineering Group, Inc.	2,034	137,560
Lockheed Martin Corp.	3,808	1,241,789
Pentair PLC	5,468	244,146
		6,185,357

Commercial & Professional Services (0.48%)
Equifax, Inc.	892	111,946
IHS Markit, Ltd.(a)	4,271	226,491
TransUnion	1,391	100,708
		439,145

Transportation (1.13%)
JetBlue Airways Corp.(a)	7,367	132,606
Kirby Corp.(a)	1,532	127,845
Norfolk Southern Corp.	3,914	661,466
Spirit Airlines, Inc.(a)	2,415	104,908
		1,026,825

TOTAL INDUSTRIALS		7,651,327

Information Technology (8.79%)
Semiconductors & Semiconductor Equipment (4.35%)
Broadcom, Inc.	2,105	466,826
Intel Corp.	16,053	772,149
KLA-Tencor Corp.	2,435	285,918
Marvell Technology Group, Ltd.	22,435	478,090
Micron Technology, Inc.(a)	6,100	322,019
NVIDIA Corp.	855	209,355
QUALCOMM, Inc.	5,415	347,047
Teradyne, Inc.	14,227	615,318
Texas Instruments, Inc.	4,104	456,857
		3,953,579

Software & Services (4.15%)
Alliance Data Systems Corp.	1,037	233,201
Autodesk, Inc.(a)	2,146	275,632
Blucora, Inc.(a)	4,204	146,089
CACI International, Inc., Class A(a)	1,512	264,902
eBay, Inc.(a)	12,034	402,537
FleetCor Technologies, Inc.(a)	1,102	239,134

	Shares	Value (Note 2)
Software & Services (continued)
Genpact, Ltd.	6,923	$210,321
Global Payments, Inc.	2,142	241,125
Guidewire Software, Inc.(a)	2,528	217,914
Leidos Holdings, Inc.	4,216	288,459
Microsoft Corp.	4,576	485,422
SS&C Technologies Holdings, Inc.	1,909	101,311
Total System Services, Inc.	1,489	136,303
Visa, Inc., Class A	2,621	358,395
WEX, Inc.(a)	905	171,787
		3,772,532

Technology Hardware & Equipment (0.29%)
Flex, Ltd.(a)	19,284	269,205

TOTAL INFORMATION TECHNOLOGY		7,995,316

Materials (4.23%)
Materials (4.23%)
Alcoa Corp.(a)	3,595	155,556
ArcelorMittal	1,335	42,520
Ardagh Group SA	6,398	101,536
Ball Corp.	10,445	407,042
Cabot Corp.	2,852	188,517
Celanese Corp., Series A	2,438	287,952
Crown Holdings, Inc.(a)	2,143	97,014
DowDuPont, Inc.	13,941	958,723
FMC Corp.	1,538	138,235
International Paper Co.	6,862	368,695
Martin Marietta Materials, Inc.	183	36,494
PPG Industries, Inc.	3,033	335,632
Praxair, Inc.	1,473	246,727
Southern Copper Corp.	2,212	109,184
Steel Dynamics, Inc.	3,668	172,726
Vulcan Materials Co.	394	44,128
Westlake Chemical Corp.	1,504	161,259
		3,851,940

TOTAL MATERIALS		3,851,940

Real Estate (4.91%)
Real Estate (4.91%)
Alexandria Real Estate Equities, Inc.	5,942	757,249
American Tower Corp.	3,078	456,283
Douglas Emmett, Inc.	17,517	680,360
Equinix, Inc.	513	225,351
Host Hotels & Resorts, Inc.	23,061	482,897
Invitation Homes, Inc.	26,113	603,471
Outfront Media, Inc.	12,349	262,416
Prologis, Inc.	4,310	282,822
Public Storage	1,760	383,381
Simon Property Group, Inc.	1,857	327,222
		4,461,452

TOTAL REAL ESTATE		4,461,452
	Shares	Value (Note 2)
Telecommunication Services (3.48%)
Telecommunication Services (3.48%)
Verizon Communications, Inc.	61,289	$3,164,964

TOTAL TELECOMMUNICATION SERVICES		3,164,964

Utilities (6.58%)
Utilities (6.58%)
Avangrid, Inc.	13,413	671,455
Edison International	22,646	1,508,903
Exelon Corp.	17,589	747,533
NextEra Energy, Inc.	8,340	1,397,284
NRG Energy, Inc.	9,414	298,141
Sempra Energy	9,099	1,051,753
UGI Corp.	5,758	305,980
		5,981,049

TOTAL UTILITIES		5,981,049

TOTAL COMMON STOCKS
(Cost $79,754,458)		89,669,743

EXCHANGE TRADED FUNDS (1.02%)
Vanguard® High Dividend Yield ETF	10,753	929,597

TOTAL EXCHANGE TRADED FUNDS
(Cost $895,613)		929,597

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.43%)
Money Market Fund (0.43%)
State Street Institutional Treasury Plus Money Market Fund	1.813%	386,157	386,157

TOTAL SHORT TERM INVESTMENTS
(Cost $386,157)			386,157

TOTAL INVESTMENTS (100.04%)
(Cost $81,036,228)			$90,985,497

Liabilities In Excess Of Other Assets (-0.04%)			(33,376)

NET ASSETS (100.00%)			$90,952,121

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough | China Fund
STATEMENT OF INVESTMENTS
July 31, 2018 (Unaudited)

	Shares	(Note 2)
CLOSED END FUND (0.51%)
Consumer Discretionary (0.51%)
Retail - Discretionary (0.51%)
Altaba, Inc.(a)	3,400	$249,730

TOTAL CONSUMER DISCRETIONARY		249,730

TOTAL CLOSED END FUND
(Cost $250,102)		249,730

COMMON STOCKS (92.40%)
Communications (8.90%)
Media (2.79%)
Autohome, Inc., ADR	7,800	754,650
Iqiyi, Inc., ADR(a)	19,100	611,582
		1,366,232

Telecommunications (6.11%)
China Mobile, Ltd., Sponsored ADR	45,700	2,076,151
China Unicom Hong Kong, Ltd., ADR	60,400	751,980
GDS Holdings, Ltd., ADR(a)	7,200	157,176
		2,985,307

TOTAL COMMUNICATIONS		4,351,539

Consumer Discretionary (18.28%)
Consumer Services (1.55%)
TAL Education Group, ADR(a)	23,800	761,362

Gaming, Lodging & Restaurants (1.83%)
Galaxy Entertainment Group, Ltd.	111,000	894,286

Home & Office Products (1.02%)
Man Wah Holdings, Ltd.	676,800	499,155

Retail - Discretionary (13.88%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	26,700	4,999,041
JD.com, Inc., ADR(a)	49,900	1,789,414
		6,788,455

TOTAL CONSUMER DISCRETIONARY		8,943,258

Consumer Staples (0.74%)
Consumer Products (0.74%)
Orion Corp./Republic of Korea	3,031	361,744

TOTAL CONSUMER STAPLES		361,744

Financials (28.07%)
Banking (15.70%)
Bank of China, Ltd., Class H	3,681,437	1,739,171
China Construction Bank Corp., Class H	3,190,080	2,916,637
Industrial & Commercial Bank of China, Ltd., Class H	2,625,967	1,951,524
	Shares	(Note 2)
Banking (continued)
Postal Savings Bank of China, Ltd., Class H	1,594,000	$1,071,531
		7,678,863

Insurance (6.54%)
Ping An Insurance Group Co. of China, Ltd., Class H	343,500	3,197,738

Real Estate (5.83%)
China Resources Land, Ltd.	322,000	1,180,677
Country Garden Holdings Co., Ltd.	515,000	802,565
Longfor Group Holdings, Ltd.	308,020	869,003
		2,852,245

TOTAL FINANCIALS		13,728,846

Health Care (2.06%)
Health Care Facilities & Services (2.06%)
Sinopharm Group Co., Ltd., Class H	237,600	1,005,703

TOTAL HEALTH CARE		1,005,703

Technology (32.79%)
Design, Manufacturing & Distribution (1.90%)
Pegatron Corp.	418,000	931,207

Hardware (5.10%)
Largan Precision Co., Ltd.	7,722	1,300,275
Sunny Optical Technology Group Co., Ltd.	72,100	1,195,895
		2,496,170

Semiconductors (4.33%)
Intel Corp.	2,700	129,870
Qorvo, Inc.(a)	5,200	425,152
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	37,900	1,561,859
		2,116,881

Software (19.39%)
HUYA, Inc., ADR(a)	7,700	247,940
Momo, Inc., Sponsored ADR(a)	25,300	1,037,806
Tencent Holdings, Ltd.	180,100	8,197,143
		9,482,889

Technology Services (2.07%)
Baozun, Inc., Sponsored ADR(a)	17,500	1,012,375

TOTAL TECHNOLOGY		16,039,522

Shares		(Note 2)
Utilities (1.56%)
Utilities (1.56%)
Beijing Enterprises Water Group, Ltd.	1,396,000	$763,216

TOTAL UTILITIES		763,216

TOTAL COMMON STOCKS
(Cost $31,372,128)		45,193,828

TOTAL INVESTMENTS (92.91%)
(Cost $31,622,230)		$45,443,558

Other Assets In Excess Of Liabilities (7.09%)(b)		3,467,184

NET ASSETS (100.00%)		$48,910,742

(a)	Non-Income Producing Security.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Value	Unrealized Appreciation
Morgan Stanley	Midea Group Co., Ltd.	$570,167	250 bps + 1D FEDEF	05/26/2020	$583,748	$13,581
		$570,167			$583,748	$13,581

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Value	Unrealized Depreciation
Morgan Stanley	Hangzhou Hikvision Digital Technology Co., Ltd.	$548,698	250 bps + 1D FEDEF	01/03/2020	$541,508	$(7,190)
Morgan Stanley	Shenzhen Inovance Technology Co., Ltd.	374,293	250 bps + 1D FEDEF	01/08/2020	314,736	(59,557)
		$922,991			$856,244	$(66,747)
		$1,493,158			$1,439,992	$(53,166)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the fund. For the short positions in the total return wasp, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.

Investment Abbreviations:
1D FEDEF - Federal Funds Effective Rate (Daily)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Aggressive
STATEMENT OF INVESTMENTS
July 31, 2018 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (98.15%)
Equity (98.15%)
First Trust Riverfront Dynamic Asia Pacific ETF (a)	53,147	$3,055,953
First Trust Riverfront Dynamic Developed International ETF (a)	290,109	18,242,054
First Trust Riverfront Dynamic Emerging Markets ETF (a)	90,800	6,080,876
First Trust Riverfront Dynamic Europe ETF (a)	94,169	6,115,335
Riverfront Dynamic US Dividend Advantage ETF (a)	176,945	5,828,373
Riverfront Dynamic US Flex-Cap ETF (a)	446,080	15,711,607
		55,034,198

TOTAL EXCHANGE TRADED FUNDS
(Cost $55,485,093)		55,034,198

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.93%)
Money Market Fund (1.93%)
State Street Institutional Treasury Plus Money Market Fund	1.813%	1,080,948	1,080,948

TOTAL SHORT TERM INVESTMENTS
(Cost $1,080,948)			1,080,948

TOTAL INVESTMENTS (100.08%)
(Cost $56,566,041)			$56,115,146

Liabilities In Excess Of Other Assets (-0.08%)			(46,578)

NET ASSETS (100.00%)			$56,068,568

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Growth
STATEMENT OF INVESTMENTS
July 31, 2018 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (97.56%)
Debt (18.05%)
Riverfront Dynamic Core Income ETF(a)	136,337	$3,263,376
Riverfront Dynamic Unconstrained Income ETF(a)	103,078	2,599,298
		5,862,674
Equity (79.51%)
First Trust Riverfront Dynamic Asia Pacific ETF(a)	18,794	1,080,655
First Trust Riverfront Dynamic Developed International ETF(a)	136,407	8,577,272
First Trust Riverfront Dynamic Emerging Markets ETF(a)	39,809	2,666,009
First Trust Riverfront Dynamic Europe ETF(a)	27,922	1,813,254
Riverfront Dynamic US Dividend Advantage ETF(a)	120,097	3,955,863
Riverfront Dynamic US Flex-Cap ETF(a)	219,491	7,730,802
		25,823,855

TOTAL EXCHANGE TRADED FUNDS
(Cost $31,752,766)		31,686,529

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.70%)
Money Market Fund (2.70%)
State Street Institutional Treasury Plus Money Market Fund	1.813%	877,679	877,679

TOTAL SHORT TERM INVESTMENTS
(Cost $877,679)			877,679

TOTAL INVESTMENTS (100.26%)
(Cost $32,630,445)			$32,564,208

Liabilities In Excess Of Other Assets (-0.26%)			(83,423)

NET ASSETS (100.00%)			$32,480,785

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Growth & Income
STATEMENT OF INVESTMENTS
July 31, 2018 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (97.02%)
Debt (28.09%)
Riverfront Dynamic Core Income ETF(a)	591,066	$14,147,815
Riverfront Dynamic Unconstrained Income ETF(a)	311,440	7,853,520
		22,001,335
Equity (68.93%)
First Trust Riverfront Dynamic Asia Pacific ETF(a)	38,690	2,224,675
First Trust Riverfront Dynamic Developed International ETF(a)	273,951	17,226,039
First Trust Riverfront Dynamic Emerging Markets ETF(a)	60,998	4,085,036
First Trust Riverfront Dynamic Europe ETF(a)	25,074	1,628,306
Riverfront Dynamic US Dividend Advantage ETF(a)	520,441	17,142,754
Riverfront Dynamic US Flex-Cap ETF(a)	331,436	11,673,673
		53,980,483

TOTAL EXCHANGE TRADED FUNDS
(Cost $76,188,895)		75,981,818

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.10%)
Money Market Fund (3.10%)
State Street Institutional Treasury Plus Money Market Fund	1.813%	2,427,563	2,427,563

TOTAL SHORT TERM INVESTMENTS
(Cost $2,427,563)			2,427,563

TOTAL INVESTMENTS (100.12%)
(Cost $78,616,458)			$78,409,381

Liabilities In Excess Of Other Assets (-0.12%)			(91,259)

NET ASSETS (100.00%)			$78,318,122

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.
For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Moderate
STATEMENT OF INVESTMENTS
July 31, 2018 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (97.25%)
Debt (46.55%)
Riverfront Dynamic Core Income ETF(a)	1,370,270	$32,798,920
Riverfront Dynamic Unconstrained Income ETF(a)	274,269	6,916,187
		39,715,107
Equity (50.70%)
First Trust Riverfront Dynamic Asia Pacific ETF(a)	13,975	803,562
First Trust Riverfront Dynamic Developed International ETF(a)	171,484	10,782,914
First Trust Riverfront Dynamic Europe ETF(a)	6,363	413,213
Riverfront Dynamic US Dividend Advantage ETF(a)	463,115	15,254,499
Riverfront Dynamic US Flex-Cap ETF(a)	454,261	15,999,754
		43,253,942

TOTAL EXCHANGE TRADED FUNDS
(Cost $82,358,083)		82,969,049

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.96%)
Money Market Fund (2.96%)
State Street Institutional Treasury Plus Money Market Fund	1.813%	2,524,188	2,524,188

TOTAL SHORT TERM INVESTMENTS
(Cost $2,524,188)			2,524,188

TOTAL INVESTMENTS (100.21%)
(Cost $84,882,271)			$85,493,237

Liabilities In Excess Of Other Assets (-0.21%)			(180,038)

NET ASSETS (100.00%)			$85,313,199

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Income & Growth
STATEMENT OF INVESTMENTS
July 31, 2018 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (97.40%)
Debt (69.93%)
Riverfront Dynamic Core Income ETF(a)	268,634	$6,430,050
Riverfront Dynamic Unconstrained Income ETF(a)	34,506	870,131
		7,300,181
Equity (27.47%)
First Trust Riverfront Dynamic Asia Pacific ETF(a)	1,717	98,727
First Trust Riverfront Dynamic Developed International ETF(a)	11,794	741,607
First Trust Riverfront Dynamic Europe ETF(a)	664	43,120
Riverfront Dynamic US Dividend Advantage ETF(a)	34,492	1,136,129
Riverfront Dynamic US Flex-Cap ETF(a)	24,062	847,500
		2,867,083

TOTAL EXCHANGE TRADED FUNDS
(Cost $10,175,878)		10,167,264

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.73%)
Money Market Fund (2.73%)
State Street Institutional Treasury Plus Money Market Fund	1.813%	284,942	284,942

TOTAL SHORT TERM INVESTMENTS
(Cost $284,942)			284,942

TOTAL INVESTMENTS (100.13%)
(Cost $10,460,820)			$10,452,206

Liabilities In Excess Of Other Assets (-0.13%)			(13,995)

NET ASSETS (100.00%)			$10,438,211

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

July 31, 2018 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (10.14%)
Fannie Mae
Series 1990-165, Class K,
6.500%, 09/15/2021	$366	$371
Series 2002-2430, Class WF,
6.500%, 03/15/2032	21,204	23,489
Series 1998-2060, Class Z,
6.500%, 05/15/2028	28,984	32,189

Freddie Mac
Series 2000-2224, Class CB,
8.000%, 03/15/2030	12,256	14,033
Series 2012-128, Class NP,
2.500%, 11/25/2042	24,999	22,876
Series 2012-144, Class JT,
2.500%, 06/25/2042	29,363	27,256
Series 2013-13, Class WA,
2.500%, 07/25/2042	30,041	26,847
Series 2013-56, Class HB,
2.500%, 06/25/2043	40,000	37,880
Series 2016-85, Class BA,
2.500%, 11/25/2046	68,294	57,965
Series 2011-3799, Class GK,
2.750%, 01/15/2021	2,027	2,024
Series 2012-4116, Class UA,
2.500%, 01/15/2042	49,873	44,699
Series 2016-4594, Class JD,
3.000%, 12/15/2042	31,000	29,449
Series 2010-3735, Class AL,
1.500%, 10/15/2020	27,862	27,527
Series 2001-52, Class XZ,
6.500%, 10/25/2031	78,453	86,733
Series 2003-42, Class JH,
5.500%, 05/25/2033	45,010	48,535
Series 2003-64, Class ZC,
5.000%, 07/25/2033	32,061	35,007
Series 2003-131, Class CH,
5.500%, 01/25/2034	29,717	32,557
Series 2004-92, Class TB,
5.500%, 12/25/2034	12,000	13,324
Series 2005-3, Class CP,
5.500%, 10/25/2034	1,747	1,799
Series 2005-110, Class MP,
5.500%, 12/25/2035	23,000	24,549
Series 2006-46, Class UD,
5.500%, 06/25/2036	28,000	31,642

	Principal	Value
	Amount	(Note 2)
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	$18,107	$19,100
Series 2006-71, Class ZH,
6.000%, 07/25/2036	13,483	14,686
Series 2008-46, Class LA,
5.500%, 06/25/2038	34,899	37,023

Ginnie Mae
Series 2008-47, Class ML,
5.250%, 06/16/2038	16,000	17,632
Series 2012-17, Class KX,
3.500%, 07/20/2039	22,000	21,938
Series 2012-68, Class GE,
3.000%, 05/20/2042	25,000	24,388

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $729,721)		755,518

CORPORATE BOND (10.53%)
Aerospace & Defense (0.74%)
TransDigm, Inc.
5.500%, 10/15/2020	55,000	55,138

Auto Parts Manufacturing (0.77%)
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	55,000	57,956

Automobiles Manufacturing (0.76%)
General Motors Co.
4.875%, 10/02/2023	55,000	56,479

Banks (0.76%)
CIT Group, Inc.
5.375%, 05/15/2020	55,000	56,788

Biotechnology (0.73%)
Celgene Corp.
3.250%, 08/15/2022	55,000	54,091

Cable & Satellite (0.75%)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	55,000	56,111

Casinos & Gaming (0.76%)
MGM Resorts International
5.250%, 03/31/2020	55,000	56,375

	Principal	Value
	Amount	(Note 2)
Diversified Banks (1.08%)
Bank of America Corp.
3M US L + 1.31%, 07/23/2029 (a)	$40,000	$40,193
JPMorgan Chase & Co.
3M US L + 1.26%, 07/23/2029 (a)	40,000	40,119
Total Diversified Banks		80,312

Pipeline (0.77%)
ONEOK Partners LP
5.000%, 09/15/2023	55,000	57,430

Supermarkets & Pharmacies (0.66%)
The Kroger Co.
2.650%, 10/15/2026	55,000	49,115

Wireless Telecommunications Services (1.99%)
AT&T, Inc.
4.800%, 06/15/2044	40,000	36,940
Sprint Communications, Inc.
7.000%, 08/15/2020	55,000	57,612
Verizon Communications, Inc.
3.500%, 11/01/2024	55,000	53,985
Total Wireless Telecommunications Services		148,537

Wireline Telecommunications Services (0.76%)
CenturyLink, Inc. Series V
5.625%, 04/01/2020	55,000	56,444

TOTAL CORPORATE BOND
(Cost $784,310)		784,776

GOVERNMENT BOND (73.36%)
Sovereigns (73.36%)
U.S. Treasury Bond
2.875%, 05/15/2028	251,000	249,240
3.125%, 05/15/2048	529,000	533,722
U.S. Treasury Note
1.625%, 07/31/2019	473,000	469,074
2.500%, 05/31/2020	188,000	187,453
2.625%, 07/31/2020	650,000	649,391
2.625%, 06/15/2021	288,000	286,869
2.625%, 07/15/2021	1,000,000	995,977
2.750%, 05/31/2023	345,000	343,639
2.750%, 07/31/2023	850,000	846,231
2.750%, 06/30/2025	159,000	157,298
2.875%, 07/31/2025	750,000	747,773
Total Sovereigns		5,466,667

TOTAL GOVERNMENT BOND
(Cost $5,472,161)		5,466,667

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (14.29%)
Money Market Fund (14.29%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1.809%	1,064,907	$1,064,907

TOTAL SHORT TERM INVESTMENTS
(Cost $1,064,907)			1,064,907

TOTAL INVESTMENTS (108.32%)
(Cost $8,051,099)			$8,071,868

Liabilities In Excess Of Other Assets (-8.32%)			(620,242)

NET ASSETS (100.00%)			$7,451,626

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of July 31, 2018 was 2.35%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Short Duration Bond Fund
STATEMENT OF INVESTMENTS
July 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.66%)
Fannie Mae
Series 1992-8, Class FA,
1M US L + 0.83%, 01/25/2022 (a)	$3,720	$3,749
Series 1992-73, Class FC,
1M US L + 0.75%, 05/25/2022 (a)	5,878	5,951
Series 1992-89, Class FB,
1M US L + 0.50%, 06/25/2022 (a)	4,828	4,841
Series 1993-97, Class FA,
1M US L + 1.25%, 05/25/2023 (a)	9,444	9,645

Freddie Mac
Series 1991-1069, Class J,
6.950%, 04/15/2021	20,078	20,834
Series 2007-3288, Class HB,
4.500%, 03/15/2022	1,353	1,358

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $46,041)		46,378

CORPORATE BOND (5.40%)
Aerospace & Defense (0.64%)
TransDigm, Inc.
5.500%, 10/15/2020	45,000	45,113

Auto Parts Manufacturing (0.67%)
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	45,000	47,419

Banks (0.67%)
CIT Group, Inc.
5.375%, 05/15/2020	45,000	46,462

Casinos & Gaming (0.66%)
MGM Resorts International
5.250%, 03/31/2020	45,000	46,125

Diversified Banks (1.14%)
Bank of America Corp. Series GMTN
3M US L + 0.96%, 07/23/2024 (a)	40,000	40,139
JPMorgan Chase & Co.
3M US L + 0.89%, 07/23/2024 (a)	40,000	39,995
Total Diversified Banks		80,134
	Principal Amount	Value (Note 2)
Wireless Telecommunications Services (0.82%)
Sprint Communications, Inc.
7.000%, 08/15/2020	$55,000	$57,612

Wireline Telecommunications Services (0.80%)
CenturyLink, Inc. Series V
5.625%, 04/01/2020	55,000	56,444

TOTAL CORPORATE BOND
(Cost $378,559)		379,309

GOVERNMENT BOND (86.63%)
Sovereigns (86.63%)
U.S. Treasury Note
1.625%, 07/31/2019	1,392,000	1,380,445
2.500%, 05/31/2020	863,000	860,489
2.625%, 07/31/2020	2,300,000	2,297,844
2.625%, 06/15/2021	450,000	448,233
2.625%, 07/15/2021	1,100,000	1,095,574
Total Sovereigns		6,082,585

TOTAL GOVERNMENT BOND
(Cost $6,086,635)		6,082,585

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (9.06%)
Money Market Fund (9.06%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1.809%	636,386	636,386

TOTAL SHORT TERM INVESTMENTS
(Cost $636,386)			636,386

TOTAL INVESTMENTS (101.75%)
(Cost $7,147,621)			$7,144,658

Liabilities In Excess Of Other Assets (-1.75%)			(122,664)

NET ASSETS (100.00%)			$7,021,994

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of July 31, 2018 was 2.35%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report includes the financial statements and financial highlights of the following 13 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Metis Global Micro Cap Value Fund (Formerly ALPS | Metis Global Micro Cap Fund), ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Asset Allocation Aggressive (Formerly RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (Formerly RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (Formerly RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (Formerly RiverFront Moderate Growth & Income Fund), RiverFront Asset Allocation Income & Growth (Formerly RiverFront Conservative Income Builder Fund), ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund (each, a “Fund” and collectively, the “Funds”). The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS | Metis Global Micro Cap Value Fund seeks long-term growth of capital. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | WMC Research Value Fund seeks long-term capital appreciation: dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. Effective February 28, 2018, the RiverFront Asset Allocation Aggressive seeks to achieve long-term capital appreciation, the RiverFront Asset Allocation Growth seeks to provide high total investment return, the RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income, the RiverFront Asset Allocation Moderate has two primary investment objectives- it seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital, and the RiverFront Asset Allocation Income & Growth seeks to provide current income and potential for that income to grow over time. Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive sought to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Asset Allocation Growth sought to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Asset Allocation Growth & Income sought to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceed the average yield on global stocks generally. The RiverFront Asset Allocation Moderate had two primary investment objectives. It sought (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general while providing a growing stream of income over the years and (2) growth of capital. The RiverFront Asset Allocation Income & Growth sought to provide current income and potential for that income to grow over time. The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of April 30, 2018, net assets of the CoreCommodity Fund were $652,805,476 of which $131,230,190 or 20.10%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Kotak Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. However, due to recently enacted legislation the benefits of the Treaty have been reduced and some gains derived by the Portfolio due to the sale of securities will be subject to taxation in India. On April 1, 2017, the General Anti-Avoidance Rules (“GAAR”) which contain treaty override provisions were enacted. Capital gains on sale of shares acquired on or after April 1, 2017, are taxable in India as per the amended India – Mauritius treaty. The benefit of a lower rate of taxation (50% of the applicable tax rate in India) is provided for the gains on shares arising during the period from April 1, 2017 to March 31, 2019 subject to compliance with the Limitation of Benefit clause.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchangerates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2018:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	192,616,059	–	–	192,616,059
Master Limited Partnerships(a)	2,010,314	–	–	2,010,314
Government Bonds	–	465,657,681	–	465,657,681
Total	$194,626,373	$465,657,681	$–	$660,284,054
Other Financial Instruments
Assets
Futures Contracts	$2,275,062	$–	$–	$2,275,062
Total Return Swap Contracts	–	5	–	5
Liabilities
Futures Contracts	(2,789,880)	–	–	(2,789,880)
Total Return Swap Contracts	–	(626)	–	(626)
Total	$(514,818)	$(621)	$–	$(515,439)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$–	$3,529,324	$–	$3,529,324
Consumer Staples	–	2,871,736	–	2,871,736
Energy	–	2,145,713	–	2,145,713
Financials	–	9,871,910	–	9,871,910
Health Care	260,891	1,232,470	–	1,493,361
Industrials	–	2,999,054	–	2,999,054
Information Technology	–	3,487,005	–	3,487,005
Materials	–	3,692,150	–	3,692,150
Real Estate	–	292,778	–	292,778
Telecommunication Services	–	79,616	–	79,616
Total	$260,891	$30,201,756	$–	$30,462,647

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Metis Global Micro Cap Value Fund
Common Stocks
Australia	$636,229	$1,304,160	$–	$1,940,389
Brazil	311,939	–	–	311,939
Canada	281,947	–	–	281,947
Cayman Islands	60,541	–	–	60,541
Chile	83,832	–	–	83,832
China	–	298,816	–	298,816
France	93,640	78,914	–	172,554
Germany	88,153	164,217	–	252,370
Great Britain	852,641	244,309	–	1,096,950
Hong Kong	160,323	272,256	–	432,579
India	–	305,693	–	305,693
Indonesia	–	232,385	–	232,385
Ireland	74,090	–	–	74,090
Isle Of Man	–	74,744	–	74,744
Israel	170,422	–	–	170,422
Italy	90,079	81,009	–	171,088
Japan	–	7,132,791	–	7,132,791
Jersey	89,666	–	–	89,666
Malaysia	–	413,927	–	413,927
New Zealand	–	63,248	–	63,248
Norway	156,644	332,476	–	489,120
Pakistan	–	87,233	–	87,233
Poland	95,049	175,635	–	270,684
Qatar	88,245	–	–	88,245
Singapore	14,009	–	–	14,009
South Africa	157,680	66,574	–	224,254
South Korea	167,000	3,924,789	–	4,091,789
Sweden	161,578	94,454	–	256,032
Taiwan	–	1,770,324	–	1,770,324
Thailand	249,639	–	–	249,639
Turkey	–	351,296	–	351,296
United States	3,597,960	–	–	3,597,960
Preferred Stocks	66,217	–	–	66,217
Short Term Investments	304,042	–	–	304,042
Total	$8,051,565	$17,469,250	$–	$25,520,815

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Closed-End Funds	$5,298,282	$29,020,956	$–	$34,319,238
Common Stocks(a)	112,359,945	106,725,837	–	219,085,782
Short-Term Investments	7,918,839	–	–	7,918,839
Total	$125,577,066	$135,746,793	$–	$261,323,859

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Research Value Fund
Common Stocks	$89,669,743	$–	$–	$89,669,743
Exchange Traded Funds	929,597	–	–	929,597
Short Term Investments	386,157	–	–	386,157
Total	$90,985,497	$–	$–	$90,985,497

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Closed End Fund	$249,730	$–	$–	$249,730
Common Stocks
Communications	$4,351,539	$–	$–	$4,351,539
Consumer Discretionary	7,549,817	1,393,441	–	8,943,258
Consumer Staples	–	361,744	–	361,744
Financials	–	13,728,846	–	13,728,846
Health Care	–	1,005,703	–	1,005,703
Technology	4,415,002	11,624,520	–	16,039,522
Utilities	–	763,216	–	763,216
Total	$16,566,088	$28,877,470	$–	$45,443,558
Other Financial Instruments
Assets:
Total Return Swap Contacts	$–	$13,581	$–	$13,581
Liabilities:
Total Return Swap Contacts	$–	$(66,747)	$–	$(66,747)
Total	$–	$(53,166)	$–	$(53,166)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Aggressive
Exchange Traded Funds	$55,034,198	$–	$–	$55,034,198
Short Term Investments	1,080,948	–	–	1,080,948
Total	$56,115,146	$–	$–	$56,115,146

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth
Exchange Traded Funds	$31,686,529	$–	$–	$31,686,529
Short Term Investments	877,679	–	–	877,679
Total	$32,564,208	$–	$–	$32,564,208

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$75,981,818	$–	$–	$75,981,818
Short Term Investments	2,427,563	–	–	2,427,563
Total	$78,409,381	$–	$–	$78,409,381

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Moderate
Exchange Traded Funds(a)	$82,969,049	$–	$–	$82,969,049
Short Term Investments	2,524,188	–	–	2,524,188
Total	$85,493,237	$–	$–	$85,493,237

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Income & Growth
Exchange Traded Funds	$10,167,264	$–	$–	$10,167,264
Short Term Investments	284,942	–	–	284,942
Total	$10,452,206	$–	$–	$10,452,206

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Collateralized Mortgage Obligations	$–	$755,518	$–	$755,518
Corporate Bonds	–	784,776	–	784,776
Government Bonds	–	5,466,667	–	5,466,667
Short Term Investments	1,064,907	–	–	1,064,907
Total	$1,064,907	$7,006,961	$–	$8,071,868

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$46,378	$–	$46,378
Corporate Bonds	–	379,309	–	379,309
Government Bonds	–	6,082,585	–	6,082,585
Short Term Investments	636,386	–	–	636,386
Total	$636,386	$6,508,272	$–	$7,144,658

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities, except the ALPS | Kotak India Growth Fund and ALPS | Metis Global Micro Cap Value Fund. The ALPS | Kotak India Growth Fund and ALPS | Metis Global Micro Cap Value Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table below represents the value of the securities as of July 31, 2018 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at October 31, 2017.

The ALPS | Kotak India Growth Fund had the following transfers between Levels 1 and 2 at July 31, 2018:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$260,891	$-	$-	$(260,891)
Total	$260,891	$-	$-	$(260,891)

The ALPS | Metis Global Micro Cap Value Fund had the following transfers between Levels 1 and 2 at July 31, 2018:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$245,570	$(1,386,842)	$1,386,842	$(245,570)
Total	$245,570	$(1,386,842)	$1,386,842	$(245,570)

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the RiverFront Asset Allocation Income & Growth, RiverFront Asset Allocation Growth& Income, RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Income & Growth, RiverFront Asset Allocation Growth & Income and RiverFront Asset Allocation Moderate normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund declare and distribute dividends, if any, on a monthly basis and capital gains, if any, on at least an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at July 31, 2018 are disclosed after the Statements of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended July 31, 2018 were as follows:

RiverFront Asset Allocation Aggressive

Security Name	Share Balance as of October 31, 2017	Purchases	Sales	Share Balance as of July 31, 2018	Dividends	Realized Gain/Loss	Market Value as of July 31, 2018
First Trust Riverfront Dynamic Asia Pacific ETF	-	55,426	(2,279)	53,147	$33,471	$(3,265)	$3,055,953
Riverfront Dynamic US Dividend Advantage ETF	-	186,787	(9,842)	176,945	$48,802	$700	$5,828,373
First Trust Riverfront Dynamic Developed International ETF	-	304,190	(14,081)	290,109	$276,378	$(10,885)	$18,242,054
First Trust Riverfront Dynamic Emerging Markets ETF	-	112,026	(21,226)	90,800	$32,589	$(149,451)	$6,080,876
First Trust Riverfront Dynamic Europe ETF	-	157,982	(63,813)	94,169	$140,687	$(102,659)	$6,115,335
Riverfront Dynamic US Flex-Cap ETF	-	463,711	(17,631)	446,080	$51,394	$11,450	$15,711,607
					$583,321	$(254,110)	$55,034,198

RiverFront Asset Allocation Growth Fund

Security Name	Share Balance as of October 31, 2017	Purchases	Sales	Share Balance as of July 31, 2018	Dividends	Realized Gain/Loss	Market Value as of July 31, 2018
First Trust Riverfront Dynamic Asia Pacific ETF	-	19,295	(501.00)	18,794	$11,988	$(1,868)	$1,080,655
Riverfront Dynamic Core Income ETF	-	152,619	(16,282.00)	136,337	$18,940	$(4,370)	$3,263,376
Riverfront Dynamic US Dividend Advantage ETF	-	123,972	(3,875.00)	120,097	$32,924	$894	$3,955,863
First Trust Riverfront Dynamic Developed International ETF	-	161,126	(24,719.00)	136,407	$131,369	$(13,071)	$8,577,272
First Trust Riverfront Dynamic Emerging Markets ETF	-	50,767	(10,958.00)	39,809	$15,169	$(88,439)	$2,666,009
First Trust Riverfront Dynamic Europe ETF	-	69,809	(41,887.00)	27,922	$53,002	$(62,032)	$1,813,255
Riverfront Dynamic US Flex-Cap ETF	-	225,742	(6,251.00)	219,491	$30,193	$9,560	$7,730,802
Riverfront Dynamic Unconstrained Income ETF	-	105,689	(2,611.00)	103,078	$37,596	$(697)	$2,599,298
Riverfront Strategic Income Fund	22,165	-	(22,165.00)	-	$7,547	$9,939	$-
					$338,728	$(150,084)	$31,686,530

RiverFront Asset Allocation Growth & Income

Security Name	Share Balance as of October 31, 2017	Purchases	Sales	Share Balance as of July 31, 2018	Dividends	Realized Gain/Loss	Market Value as of July 31, 2018
First Trust Riverfront Dynamic Asia Pacific ETF	-	39,164	(474.00)	38,690	$24,333	$(1,748)	$2,224,675
Riverfront Dynamic Core Income ETF	-	742,590	(151,524.00)	591,066	$88,823	$(40,895)	$14,147,815
Riverfront Dynamic US Dividend Advantage ETF	-	532,118	(11,677.00)	520,441	$141,554	$5,512	$17,142,754
First Trust Riverfront Dynamic Developed International ETF	-	277,676	(3,725.00)	273,951	$259,988	$(7,853)	$17,226,039
First Trust Riverfront Dynamic Emerging Markets ETF	-	107,996	(46,998.00)	60,998	$32,269	$(380,089)	$4,085,036
First Trust Riverfront Dynamic Europe ETF	-	147,854	(122,780.00)	25,074	$106,293	$(236,625)	$1,628,306
Riverfront Dynamic US Flex-Cap ETF	-	337,038	(5,602.00)	331,436	$45,113	$11,617	$11,673,673
Riverfront Dynamic Unconstrained Income ETF	-	317,631	(6,191.00)	311,440	$119,102	$(1,713)	$7,853,520
Riverfront Strategic Income Fund	105,827	5,798	(111,625.00)	-	$36,393	$58,443	$-
					$853,868	$(593,351)	$75,981,818

RiverFront Asset Allocation Moderate

Security Name	Share Balance as of October 31, 2017	Purchases	Sales	Share Balance as of July 31, 2018	Dividends	Realized Gain/Loss	Market Value as of July 31, 2018
First Trust Riverfront Dynamic Asia Pacific ETF	-	14,841	(866.00)	13,975	$8,978	$(1,731)	$803,562
Riverfront Dynamic Core Income ETF	-	1,462,307	(92,037.00)	1,370,270	$308,313	$(24,922)	$32,798,920
Riverfront Dynamic US Dividend Advantage ETF	-	554,670	(91,555.00)	463,115	$133,892	$(71,885)	$15,254,499
First Trust Riverfront Dynamic Developed International ETF	-	254,673	(83,189.00)	171,484	$169,382	$(22,121)	$10,782,914
First Trust Riverfront Dynamic Emerging Markets ETF	-	24,169	(24,169.00)	-	$6,933	$(188,520)	$-
First Trust Riverfront Dynamic Europe ETF	-	80,076	(73,713.00)	6,363	$60,295	$(163,491)	$413,213
Riverfront Dynamic US Flex-Cap ETF	-	483,468	(29,207.00)	454,261	$63,486	$19,033	$15,999,754
Riverfront Dynamic Unconstrained Income ETF	-	293,735	(19,466.00)	274,269	$130,884	$(4,313)	$6,916,187
Riverfront Strategic Income Fund	178,038	-	(178,038.00)	-	$60,409	$106,662	$-
					$942,572	$(351,288)	$82,969,049

RiverFront Asset Allocation Aggressive

Security Name	Share Balance as of October 31, 2017	Purchases	Sales	Share Balance as of July 31, 2018	Dividends	Realized Gain/Loss	Market Value as of July 31, 2018
First Trust Riverfront Dynamic Asia Pacific ETF	-	55,426	(2,279.00)	53,147	$33,471	$(3,265)	$3,055,953
Riverfront Dynamic US Dividend Advantage ETF	-	186,787	(9,842.00)	176,945	$48,802	$700	$5,828,373
First Trust Riverfront Dynamic Developed International ETF	-	304,190	(14,081.00)	290,109	$276,378	$(10,885)	$18,242,054
First Trust Riverfront Dynamic Emerging Markets ETF	-	112,026	(21,226.00)	90,800	$32,589	$(149,451)	$6,080,876
First Trust Riverfront Dynamic Europe ETF	-	157,982	(63,813.00)	94,169	$140,687	$(102,659)	$6,115,335
Riverfront Dynamic US Flex-Cap ETF	-	463,711	(17,631.00)	446,080	$51,394	$11,450	$15,711,607
					$583,321	$(254,110)	$55,034,198

RiverFront Asset Allocation Income & Growth

Security Name	Share Balance as of October 31, 2017	Purchases	Sales	Share Balance as of July 31, 2018	Dividends	Realized Gain/Loss	Market Value as of July 31, 2018
First Trust Riverfront Dynamic Asia Pacific ETF	-	1,791	(74.00)	1,717	$1,071	$(95)	$98,727
Riverfront Dynamic Core Income ETF	-	304,051	(35,417.00)	268,634	$67,500	$(9,659)	$6,430,050
Riverfront Dynamic US Dividend Advantage ETF	-	47,848	(13,356.00)	34,492	$10,454	$(13,811)	$1,136,129
First Trust Riverfront Dynamic Developed International ETF	-	16,008	(4,214.00)	11,794	$11,431	$(784)	$741,607
First Trust Riverfront Dynamic Europe ETF	-	4,130	(3,466.00)	664	$2,791	$(6,051)	$43,120
Riverfront Dynamic US Flex-Cap ETF	-	25,513	(1,451.00)	24,062	$3,312	$(862)	$847,500
Riverfront Dynamic Unconstrained Income ETF	-	36,179	(1,673.00)	34,506	$15,959	$(146)	$870,131
Riverfront Strategic Income Fund	22,212	427	(22,639.00)	-	$7,325	$11,690	$-
					$119,843	$(19,718)	$10,167,264

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	October 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	October 1, 2018

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	October 1, 2018